                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549



                                  FORM N-CSR



             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES



                  INVESTMENT COMPANY ACT FILE NUMBER 811-7662
                          U.S. GLOBAL ACCOLADE FUNDS

                              7900 CALLAGHAN ROAD
                             SAN ANTONIO, TX 78229
              (Address of principal executive offices) (Zip code)

                             SUSAN B. MCGEE, ESQ.
                              7900 CALLAGHAN ROAD
                             SAN ANTONIO, TX 78229
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 210-308-1234

                      Date of fiscal year end: OCTOBER 31

                   Date of reporting period: APRIL 30, 2008

ITEM 1. REPORTS TO STOCKHOLDERS.



U.S. GLOBAL ACCOLADE FUNDS


 SEMI-ANNUAL REPORT


APRIL 30, 2008

(UNAUDITED)


 TABLE OF CONTENTS


LETTER TO SHAREHOLDERS                                                    1

MANAGEMENT TEAM'S AND FUND MANAGERS'
  PERSPECTIVES                                                            5

EXPENSE EXAMPLE                                                          29

PORTFOLIOS OF INVESTMENTS                                                31

NOTES TO PORTFOLIOS OF INVESTMENTS                                       49

STATEMENTS OF ASSETS AND LIABILITIES                                     50

STATEMENTS OF OPERATIONS                                                 52

STATEMENTS OF CHANGES IN NET ASSETS                                      54

NOTES TO FINANCIAL STATEMENTS                                            57

FINANCIAL HIGHLIGHTS                                                     65

ADDITIONAL INFORMATION                                                   69

 NASDAQ SYMBOLS


U.S. GLOBAL ACCOLADE FUNDS
--------------------------

HOLMES GROWTH FUND                                                    ACBGX

GLOBAL MEGATRENDS FUND                                                MEGAX

EASTERN EUROPEAN FUND                                                 EUROX

GLOBAL EMERGING MARKETS FUND                                          GEMFX


U.S. GLOBAL INVESTORS FUNDS
---------------------------

U.S. TREASURY SECURITIES CASH FUND                                    USTXX

U.S. GOVERNMENT SECURITIES SAVINGS FUND                               UGSXX

NEAR-TERM TAX FREE FUND                                               NEARX

TAX FREE FUND                                                         USUTX

ALL AMERICAN EQUITY FUND                                              GBTFX

CHINA REGION OPPORTUNITY FUND                                         USCOX

GLOBAL RESOURCES FUND                                                 PSPFX

WORLD PRECIOUS MINERALS FUND                                          UNWPX

GOLD AND PRECIOUS METALS FUND                                         USERX


[USGI Logo]

P.O. Box 781234
San Antonio, Texas 78278-1234
Tel 1.800.US.FUNDS
Fax 1.210.308.1217
www.usfunds.com

 U.S. GLOBAL ACCOLADE FUNDS


DEAR SHAREHOLDER:

Since 2000, the U.S. Global Investors family of funds has
won more than two dozen Lipper Fund Awards and                   [PHOTO]
performance certificates, both of which are given for posting top returns compared to category peers.

Our funds have also performed very well when measured against the entire U.S. fund universe, which now totals nearly 7,000 distinct funds. At the end of 2007, for instance, four of our nine equity funds were in the top 2 percent overall in various time periods going back 10 years, according to the Wall Street Journal.

A significant factor in our performance leadership is our focus on our investment culture.

What is an "investment culture" and why is it important? After all, one might think, an investment company's success or failure is pretty easy to measure: it either makes money for its shareholders or it doesn't.

I think it's a little more complicated than that. Creating a long-term record of success as an investor is not just about skill in analyzing stocks or debt securities. It can't be learned in business school, at industry conferences or by spending countless hours poring over Bloomberg data.

It's about the bigger questions of how the company sees itself and what it values. As shareholders in the U.S. Global funds, you should know about our company values because you've entrusted your hard-earned money to us to manage. We never lose sight of the fact that we are answerable to you for our investment decisions, so I'd like to take a little time to let you know how we think and how we work. We strive with passion and use our culture and discipline to maintain relative and class leadership.

First of all, the investments team at U.S. Global is just that - a team.

Other fund companies prefer the individual manager approach in which one person has responsibility for the fund's decisions. We think many heads are better than one, and that the gathering and sharing of differing knowledge within a group expands everyone's mind and leads to superior decisions and results over time. The team is also a good risk-management tool - individuals think harder and smarter when they know they'll have to defend their ideas to the group.

It's a challenge to create a team mentality in an investment setting because the notion runs counter to the common personality traits of those attracted to this business: highly competitive, opinionated, very confident in themselves and often skeptical of others.

This is why investment culture is so important to me and why we've put so much effort into establishing it at U.S. Global. Culture produces the shared value set that harnesses the intellectual power generated by these strong-minded personalities without stripping away the individuality that

 U.S. GLOBAL ACCOLADE FUNDS


each of them prizes. It creates structure and accountability within the team.

"Respect for people and teamwork" is a core value across the company, and as CEO and chief investment officer, one of my most important jobs is to shape a vision that the rest of the team can buy into.

We have five other core values at U.S. Global that form the foundation for our investment culture and how we run the rest of our business:

  * Show initiative and be responsive to others

  * Be curious to learn and improve

  * Be performance- and results-oriented

  * Have a focused work ethic

  * Recognize the achievements of others

As you look at our core values, you'll see that they are easy to understand and that they benefit U.S. Global by encouraging a positive work environment. Keeping the list short and simple is also important - that way, team members can quickly learn them and put them into practice.

Individuals who demonstrate initiative and responsiveness to each other build trust, which is a key factor for healthy winning teams. Teammates must trust each other.

In addition, these six values interlock in a way that each team member knows what to expect from his or her colleagues, and from a leadership perspective, the values provide a reliable way to "coach" any team members who need it.

And because they are outward- and forward-looking values, they require people to interact with each other and be responsible to each other. One of the greatest risks for an investment company is money managers isolating themselves from their peers and making important portfolio decisions using limited information. We address that risk by ensuring that the exchange of information is open and honest, and that no one can hide himself away in a silo.

Our values also give the investment team members a broader framework within which they can derive satisfaction. It's true that the fund manager's job is to make money for his shareholders, and the more money the manager makes for his fund, the more he gets paid. But plenty of research shows that investment professionals need more than just financial rewards to feel fulfilled for past achievements and enthusiastic for future opportunities.

Our investment culture recognizes that the members of U.S. Global's investment team are not just money-making machines. A better way to think of them is as intellectually competitive, financial athletes striving to win for the team.

 U.S. GLOBAL ACCOLADE FUNDS


Those who embrace these core values are given many outstanding opportunities to succeed here, while those who can't or won't don't last long regardless of their experience or academic pedigree.

For the investment team, values represent half of the culture equation. The other half is how we put them into practice. I'd like to take a moment now to share some thoughts on this crucial topic.

I keep stressing the attributes of team because it is the key to our long-term success as investment managers. As the CEO and chief investment officer, I see myself as the head coach who puts together the game plan and makes sure that it is followed.

                           [Culture Model chart]

CULTURE MODEL
-----------------------------------------------------------------------------

EXPERIENCES             What must leaders do each day to support the vision,
                        values, and behaviors?

VALUES, BELIEFS         What values will drive the desired actions?

BEHAVIORS               What actions will lead to the desired results?

RESULTS                 What is our vision of success?

Created by The Hendricks Institute and published in "Radical Change, Radical Results"

The chart above from The Hendricks Institute provides a clear, sequential model to illustrate why culture is important.

In the investment team context, going from left to right on the chart, these are among the questions to be answered. What must the chief investment officer and research director do every day as coaches to guide the team's performance in a very competitive market? What values will produce the desired actions by the team? What actions (process, process, process!) by the team will lead to the desired results? What is our vision of success?

The answer to the last question: our vision of success is to be in the top half consistently in everything we do. None of our funds ever aim to be No. 1 in any time period - that kind of goal could lead to excessive risk-taking, which could be disappointing for our fund shareholders.

I'm a big believer in the approach of the legendary football coach Vince Lombardi, whose teams back in the 1950s and 1960s are the model for so many of today's most successful sports franchises. Lombardi kept his plays uncomplicated and he practiced them over and over until his players knew them by heart.

Lombardi's most famous offensive play was the "power sweep" - a deceptively simple play in which a series of precise blocks are executed to open up running room for the halfback.

 U.S. GLOBAL ACCOLADE FUNDS


He explained the power sweep, which the Green Bay Packers used to win five NFL titles and the first two Super Bowls, by saying: "It's my No. 1 play because it requires all eleven men to play as one to make it succeed, and that's what 'team' means."

We also like Warren Buffett's baseball-hitting analogy to explain his approach to investment process. He says that he's more interested in the consistency of a batter's swing than how far he hits the ball. A singles-and-doubles approach that methodically puts runs on the scoreboard avoids the all-or-nothing risks that comes with swinging wildly for the fences.

We take inspiration from these bits of sports wisdom as we execute our own consistent strategies as active money managers. At U.S. Global Investors, all of our investment professionals playing as one is the key to our team's success in finding and capturing value for shareholders like you.

On our website at usfunds.com, you can find "Frank Talk: Insight for Investors," which offers my current thoughts on market conditions and trends, as well as observations from our investments team and others.

In addition, our weekly "Investor Alert" provides updates on news and trends in key domestic and international markets. You can sign up for the Investor Alert at our website, www.usfunds.com.

Sincerely,

/s/ Frank Holmes

Frank Holmes
CEO and Chief Investment Officer
U.S. Global Investors, Inc.

All opinions expressed and data provided are subject to change without notice. Some of these opinions may not be appropriate to every investor.

 HOLMES GROWTH FUND


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The Holmes Growth Fund focuses on companies that have good growth prospects and strong positive earnings momentum. The fund's primary objective is long-term capital appreciation.

PERFORMANCE

                        [Holmes Growth Fund Graph]

                       Holmes           S&P          S&P MidCap
                     Growth Fund     500 Index       400 Index

         Date           Value           Value           Value
       4/30/1998    $ 10,000.00     $ 10,000.00     $ 10,000.00
       5/31/1998       9,464.68        9,828.35        9,550.51
       6/30/1998      10,143.49       10,227.28        9,610.31
       7/31/1998       9,856.51       10,118.65        9,237.58
       8/31/1998       8,366.45        8,657.21        7,519.39
       9/30/1998       9,006.62        9,211.83        8,220.94
      10/31/1998       8,929.36        9,960.46        8,954.29
      11/30/1998       9,768.21       10,563.89        9,401.15
      12/31/1998      11,161.89       11,172.24       10,536.12
       1/31/1999      11,960.79       11,639.25       10,126.10
       2/28/1999      10,842.32       11,277.57        9,596.09
       3/31/1999      11,812.43       11,728.65        9,864.18
       4/30/1999      11,743.95       12,182.83       10,641.84
       5/31/1999      11,641.23       11,895.56       10,688.11
       6/30/1999      12,714.05       12,555.21       11,260.09
       7/31/1999      12,531.44       12,163.55       11,019.03
       8/31/1999      13,033.61       12,103.33       10,641.37
       9/30/1999      13,273.29       11,771.94       10,313.26
      10/31/1999      14,363.22       12,516.56       10,838.42
      11/30/1999      16,006.69       12,770.98       11,407.21
      12/31/1999      20,252.76       13,522.70       12,084.57
       1/31/2000      20,568.38       12,843.37       11,744.26
       2/29/2000      27,472.73       12,600.50       12,565.93
       3/31/2000      26,085.29       13,832.40       13,617.06
       4/30/2000      23,369.58       13,416.38       13,140.91
       5/31/2000      20,436.87       13,141.81       12,978.68
       6/30/2000      21,436.36       13,465.85       13,169.52
       7/31/2000      19,529.44       13,255.51       13,377.76
       8/31/2000      22,264.88       14,078.40       14,870.56
       9/30/2000      20,588.11       13,335.35       14,768.76
      10/31/2000      19,075.73       13,278.78       14,267.70
      11/30/2000      16,527.40       12,232.66       13,191.44
      12/31/2000      16,764.38       12,292.67       14,200.40
       1/31/2001      16,290.42       12,728.54       14,516.92
       2/28/2001      14,078.57       11,568.67       13,688.93
       3/31/2001      12,840.99       10,836.20       12,671.90
       4/30/2001      12,963.87       11,677.61       14,069.29
       5/31/2001      12,884.88       11,755.95       14,396.85
       6/30/2001      12,542.57       11,469.93       14,338.72
       7/31/2001      12,147.59       11,356.98       14,125.01
       8/31/2001      11,778.95       10,646.72       13,663.22
       9/30/2001      11,269.88        9,787.04       11,964.07
      10/31/2001      11,340.10        9,973.78       12,493.66
      11/30/2001      11,691.18       10,738.64       13,423.03
      12/31/2001      12,191.48       10,832.78       14,115.45
       1/31/2002      12,235.37       10,674.78       14,042.94
       2/28/2002      12,077.38       10,468.87       14,060.03
       3/31/2002      12,525.01       10,862.59       15,064.98
       4/30/2002      12,963.87       10,204.26       14,994.52
       5/31/2002      12,744.44       10,129.08       14,741.82
       6/30/2002      11,893.06        9,407.50       13,663.00
       7/31/2002      10,418.49        8,674.23       12,339.35
       8/31/2002       9,997.19        8,731.18       12,401.45
       9/30/2002       9,900.64        7,782.27       11,402.48
      10/31/2002      10,172.73        8,467.25       11,896.16
      11/30/2002      10,927.57        8,965.62       12,583.66
      12/31/2002       9,812.87        8,438.91       12,066.80
       1/31/2003      10,005.97        8,217.84       11,714.42
       2/28/2003       9,900.64        8,094.54       11,435.30
       3/31/2003       9,453.01        8,173.13       11,531.52
       4/30/2003       9,575.89        8,846.35       12,368.11
       5/31/2003      10,067.41        9,312.45       13,392.51
       6/30/2003      10,111.29        9,431.24       13,563.08
       7/31/2003      10,400.94        9,597.53       14,044.48
       8/31/2003      10,795.91        9,784.70       14,680.57
       9/30/2003      10,708.14        9,680.79       14,456.08
      10/31/2003      11,893.06       10,228.43       15,548.99
      11/30/2003      12,024.71       10,318.42       16,090.53
      12/31/2003      11,945.72       10,859.56       16,361.81
       1/31/2004      12,288.03       11,058.88       16,716.21
       2/29/2004      12,305.58       11,212.59       17,117.68
       3/31/2004      12,323.14       11,043.44       17,190.14
       4/30/2004      12,042.27       10,870.08       16,626.29
       5/31/2004      12,244.14       11,019.25       16,970.73
       6/30/2004      12,612.78       11,233.52       17,356.65
       7/31/2004      11,954.50       10,861.72       16,547.05
       8/31/2004      11,726.29       10,905.66       16,503.38
       9/30/2004      12,375.80       11,023.78       16,992.08
      10/31/2004      12,621.56       11,192.19       17,263.59
      11/30/2004      13,551.94       11,645.05       18,291.30
      12/31/2004      13,920.58       12,041.32       19,057.06
       1/31/2005      13,534.39       11,747.81       18,570.63
       2/28/2005      13,973.24       11,995.03       19,193.32
       3/31/2005      13,587.05       11,782.62       18,980.93
       4/30/2005      12,919.98       11,559.15       18,243.44
       5/31/2005      13,543.16       11,926.95       19,341.48
       6/30/2005      14,008.35       11,943.89       19,789.80
       7/31/2005      14,807.07       12,388.06       20,828.98
       8/31/2005      14,982.62       12,275.03       20,596.67
       9/30/2005      15,368.81       12,374.45       20,754.92
      10/31/2005      14,534.98       12,168.15       20,308.71
      11/30/2005      15,087.94       12,628.37       21,300.62
      12/31/2005      15,272.26       12,632.77       21,449.24
       1/31/2006      16,641.50       12,967.26       22,712.88
       2/28/2006      16,316.75       13,002.44       22,522.48
       3/31/2006      16,992.59       13,164.29       23,084.21
       4/30/2006      17,317.34       13,341.06       23,408.82
       5/31/2006      16,395.74       12,957.10       22,353.71
       6/30/2006      16,281.64       12,974.67       22,357.94
       7/31/2006      15,693.57       13,054.71       21,720.49
       8/31/2006      15,702.35       13,365.32       21,968.17
       9/30/2006      15,588.24       13,709.74       22,115.91
      10/31/2006      16,097.32       14,156.49       23,034.98
      11/30/2006      16,536.18       14,425.69       23,775.62
      12/31/2006      16,237.75       14,628.05       23,660.50
       1/31/2007      16,808.27       14,849.27       24,519.80
       2/28/2007      16,597.62       14,558.83       24,699.90
        03/31/07      16,922.37       14,721.67       25,031.77
        04/30/07      17,756.20       15,373.77       25,793.21
        05/31/07      18,835.79       15,910.24       27,084.44
        06/30/07      18,985.00       15,645.92       26,493.16
        07/31/07      18,765.58       15,160.82       25,353.24
        08/31/07      18,686.58       15,388.08       25,585.93
        09/30/07      20,556.12       15,963.58       26,262.35
        10/31/07      21,749.81       16,217.51       26,953.47
        11/30/07      20,363.02       15,539.51       25,595.42
        12/31/07      21,170.52       15,431.69       25,546.66
        01/31/08      18,976.23       14,506.07       23,972.65
        02/29/08      19,318.54       14,034.82       23,527.17
        03/31/08      18,528.59       13,974.22       23,285.80
        04/30/08      19,520.41       14,654.81       25,079.74

                                                      For the Periods Ended
 AVERAGE ANNUAL PERFORMANCE                                  April 30, 2008

                                Six Month   One Year   Five Year   Ten Year

  Holmes Growth Fund            (10.25)%     9.94%      15.29%      6.91%
  -------------------------------------------------------------------------
  S&P 500 Index                  (9.64)%    (4.68)%     10.61%      3.89%
  -------------------------------------------------------------------------
  S&P MidCap 400 Index           (6.95)%    (2.77)%     15.17%      9.62%
  -------------------------------------------------------------------------

  Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The S&P MidCap 400 Index is a capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market. The returns for the indexes reflect no deduction for fees, expenses or taxes.

Please visit our website at usfunds.com for updated performance information for different time periods.

 HOLMES GROWTH FUND


SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE FUND

The credit crisis that began in earnest in August 2007 continued through the fall and into 2008. In March it came to a head when Bear Stearns was forced into a Federal Reserve-backed merger with JP Morgan Chase. Bear Stearns suffered from essentially what became a "run on the bank" and its liquidity disappeared in a matter of days. While the Fed had aggressively cut interest rates and set up alternative and innovative means to deal with the financial crisis, it could not engineer a soft landing in the financial industry. The Fed cut interest rates by 250 basis points during the past six months to 2 percent. The Fed appears willing to pause at this juncture to allow for the monetary policy measures taken to date to work through the system.

U.S. economic growth was anemic over the past six months, with GDP growth of less than 1 percent. If not for strong worldwide economic growth, the U.S. would likely have fallen into a recession. Exports picked up and were a positive contributor to growth as sales of U.S.-made goods overseas benefited from a weak dollar. Housing remained weak and home prices continued to decline.

Oil prices averaged $99 a barrel over the past six months. Oil prices held in the $90 to $100 range until March, when prices escalated sharply through the end of April. High energy and commodity prices continued to fuel inflation concerns. The Fed was forced to walk a fine line in supporting economic growth and the financial markets as inflation has accelerated around the world. The Fed will be unable to maintain the current monetary policy unless the inflation picture improves in the near future.

The 10-year U.S. Treasury note yield fell by as much as 100 basis points during the period, bottoming out during the week of the Bear Stearns collapse. Yields rose by about 40 basis points from mid-March to end the period to close at 3.73 percent.

Stock market performance was weak over this period as the S&P MidCap 400 Index fell 6.95 percent. The energy and materials sectors were the notable outperformers as commodity prices rose, while technology and consumer discretion sectors underperformed as concerns about a slowing economy negatively impacted these groups.

 HOLMES GROWTH FUND


INVESTMENT HIGHLIGHTS

STRENGTHS

  * The fund was materially overweight the best performing sectors, energy and materials.

  * Oil and gas drilling, fertilizer and agriculture were among the top-performing midcap industry groups and the fund held sizable positions in these areas.

  * Fund holdings that positively contributed to fund performance were The Mosaic Co.,(1) Potash Corporation of Saskatchewan, Inc.,(2) and Helmerich & Payne, Inc.(3)

WEAKNESSES

  * Information technology and telecom services were the worst performing sectors, and the fund maintained an overweight exposure during the period.

  * Technology and precious metals exposure negatively impacted performance.

  * Fund holdings that negatively impacted performance included Apple, Inc.,(4) VeriFone Holdings, Inc.,(5) and Flotek Industries, Inc.(5)

      SECTOR WEIGHTINGS--HOLMES GROWTH FUND AND S&P MIDCAP 400 INDEX
                         (AT APRIL 30, 2008 IN %)

                           HOLMES GROWTH     S&P MIDCAP       OVER
                               FUND          400 INDEX      (UNDER)
SECTORS                      % WEIGHTS       % WEIGHTS      % WEIGHT
-------                    -------------   --------------   --------
Materials                       22.4             7.6          14.8
Energy                          17.6            10.3           7.3
Technology                      12.2            13.5          (1.3)
Industrials                     12.1            16.3          (4.2)
Financials                       9.7            16.1          (6.4)
Consumer Discretion              7.4            12.6          (5.2)
Communications                   2.9             2.2           0.7
Other                            6.1            21.4         (15.3)
Cash Equivalent                  9.6             0.0           9.6
                               -----           -----         -----
    TOTAL                      100.0           100.0           0.0
                               =====           =====         =====

 HOLMES GROWTH FUND


The top-down themes that we have focused on over the past year have been the secular bull market for commodities, global infrastructure build-out, and a weak U.S. dollar. The fund was overweight sectors leveraged to these themes such as energy, materials and technology, and this approach has generally worked out very well over the past six months. Traditional financials, such as banks and thrifts, do not typically meet the growth and return-on-equity metrics that we use in our models, which helped the fund avoid many of the subprime-related underperformance in financials. The fund also shifted more of the portfolio to larger capitalization issues and added more international names than in the recent past. This shift was driven by growth prospects and valuation trends within the global financial markets.

FUND METRICS

At April 30, 2008, the average revenue growth in the last quarter for the stocks in the fund was 39 percent, compared to 8 percent for the stocks in the S&P MidCap 400 Index. The high relative growth also applies to earnings of the stocks in the fund, which on average grew 46 percent year-over-year in the latest quarter, as compared to 2 percent for the S&P MidCap 400 Index. Despite these higher growth rates, the price-to-projected- earnings-per-share growth rate (PEG ratio) is lower than that of the S&P MidCap 400 Index (1.1x for the fund compared to 1.3x for the index).

AVERAGE YEAR-OVER-YEAR FUND METRICS, QUARTER ENDED APRIL 30, 2008

                                              RETURN ON    P/E TO
                          REVENUE  EARNINGS   EQUITY -     GROWTH
                          GROWTH    GROWTH       ROE     RATIO - PEG

Holmes Growth Fund          49%      83%         26%        1.3x
S&P MidCap 400 Index        15%       9%         14%        1.4x

The fund returned negative 10.25 percent for the six-month period, compared to a total return of negative 6.95 percent for the S&P MidCap 400 Index and negative 9.64 percent for the S&P 500 Index.

 HOLMES GROWTH FUND


CURRENT OUTLOOK

OPPORTUNITIES

  * Fed rate cuts have historically been good for the market and the Fed was very aggressive early in the rate-cut cycle; their actions should be supportive of equities over the remainder of 2008.

  * We are in the fourth year of the presidential election cycle, which tends to be positive.

  * A global infrastructure build-out is under way in the U.S. and emerging markets, benefiting a diverse group of industries around the globe.

THREATS

  * The economic expansion appears vulnerable as high food and energy prices weigh on the consumer.

  * After a strong run-up in commodity prices, a pause to digest the gains would be expected, potentially limiting the appreciation of commodity-linked equities.

  * Rising inflation has been a global phenomenon that threatens economic growth, equity valuations and Fed action.


(1) This security comprised 4.04% of the fund's total net assets as of April 30, 2008.
(2) This security comprised 3.64% of the fund's total net assets as of April 30, 2008.
(3) This security comprised 1.15% of the fund's total net assets as of April 30, 2008.
(4) This security comprised 0.08% of the fund's total net assets as of April 30, 2008.
(5) The fund did not hold this security as of April 30, 2008.

 HOLMES GROWTH FUND


 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS            April 30, 2008

   THE MOSAIC CO.                                                  4.16%
     AGRICULTURE
   ---------------------------------------------------------------------
   POTASH CORPORATION OF SASKATCHEWAN, INC.                        3.75%
     AGRICULTURE
   ---------------------------------------------------------------------
   RESEARCH IN MOTION LTD.                                         3.10%
     COMPUTER SOFTWARE & HARDWARE
   ---------------------------------------------------------------------
   GAMESTOP CORP.                                                  2.80%
     RETAIL
   ---------------------------------------------------------------------
   TRANSOCEAN, INC.                                                2.75%
     OIL & GAS DRILLING
   ---------------------------------------------------------------------
   SILVER WHEATON CORP.                                            2.31%
     METAL & MINERAL MINING
   ---------------------------------------------------------------------
   MCDERMOTT INTERNATIONAL, INC.                                   2.28%
     DIVERSIFIED OPERATIONS
   ---------------------------------------------------------------------
   COACH, INC.                                                     2.11%
     APPAREL
   ---------------------------------------------------------------------
   PRICELINE.COM, INC.                                             1.95%
     E-COMMERCE
   ---------------------------------------------------------------------
   YAMANA GOLD, INC.                                               1.93%
     GOLD MINING
   ---------------------------------------------------------------------
   TOTAL TOP TEN HOLDINGS                                         27.14%


 PORTFOLIO PROFILE                                           April 30, 2008

   Country Distribution*                                % of Investments
   ---------------------------------------------------------------------
     United States                                                77.24%
   ---------------------------------------------------------------------
     Canada                                                       17.83%
   ---------------------------------------------------------------------
     Other Foreign                                                 4.93%
   ---------------------------------------------------------------------
   * Country distribution shown is based on domicile and the locale of company operations may be different. American Depositary Receipts
     (ADRs) and Global Depositary Receipts (GDRs) are included as
     United States investments in accordance with the prospectus.

 GLOBAL MEGATRENDS FUND


MANAGEMENT TEAM'S PERSPECTIVE

INTRODUCTION

The Global MegaTrends Fund focuses on companies that are likely to benefit from future investments in global infrastructure, both in the private and public sectors. The fund considers a broad range of investable opportunities including publicly-traded infrastructure assets (airports and toll roads), select utilities, construction and engineering firms, telecom operators, alternative energy companies, and firms in the natural resources sectors. U.S. Global Investors took over direct management of the Global MegaTrends Fund on October 1, 2007.

PERFORMANCE

                      [Global MegaTrends Fund Graph]

                       Global
                     MegaTrends        S&P 500
                        Fund            Index

         Date           Value           Value

       4/30/1998    $ 10,000.00     $ 10,000.00
       5/31/1998       9,464.68        9,828.35
       6/30/1998      10,143.49       10,227.28
       7/31/1998       9,856.51       10,118.65
       8/31/1998       8,366.45        8,657.21
       9/30/1998       9,006.62        9,211.83
      10/31/1998       8,929.36        9,960.46
      11/30/1998       9,768.21       10,563.89
      12/31/1998      11,161.89       11,172.24
       1/31/1999      11,960.79       11,639.25
       2/28/1999      10,842.32       11,277.57
       3/31/1999      11,812.43       11,728.65
       4/30/1999      11,743.95       12,182.83
       5/31/1999      11,641.23       11,895.56
       6/30/1999      12,714.05       12,555.21
       7/31/1999      12,531.44       12,163.55
       8/31/1999      13,033.61       12,103.33
       9/30/1999      13,273.29       11,771.94
      10/31/1999      14,363.22       12,516.56
      11/30/1999      16,006.69       12,770.98
      12/31/1999      20,252.76       13,522.70
       1/31/2000      20,568.38       12,843.37
       2/29/2000      27,472.73       12,600.50
       3/31/2000      26,085.29       13,832.40
       4/30/2000      23,369.58       13,416.38
       5/31/2000      20,436.87       13,141.81
       6/30/2000      21,436.36       13,465.85
       7/31/2000      19,529.44       13,255.51
       8/31/2000      22,264.88       14,078.40
       9/30/2000      20,588.11       13,335.35
      10/31/2000      19,075.73       13,278.78
      11/30/2000      16,527.40       12,232.66
      12/31/2000      16,764.38       12,292.67
       1/31/2001      16,290.42       12,728.54
       2/28/2001      14,078.57       11,568.67
       3/31/2001      12,840.99       10,836.20
       4/30/2001      12,963.87       11,677.61
       5/31/2001      12,884.88       11,755.95
       6/30/2001      12,542.57       11,469.93
       7/31/2001      12,147.59       11,356.98
       8/31/2001      11,778.95       10,646.72
       9/30/2001      11,269.88        9,787.04
      10/31/2001      11,340.10        9,973.78
      11/30/2001      11,691.18       10,738.64
      12/31/2001      12,191.48       10,832.78
       1/31/2002      12,235.37       10,674.78
       2/28/2002      12,077.38       10,468.87
       3/31/2002      12,525.01       10,862.59
       4/30/2002      12,963.87       10,204.26
       5/31/2002      12,744.44       10,129.08
       6/30/2002      11,893.06        9,407.50
       7/31/2002      10,418.49        8,674.23
       8/31/2002       9,997.19        8,731.18
       9/30/2002       9,900.64        7,782.27
      10/31/2002      10,172.73        8,467.25
      11/30/2002      10,927.57        8,965.62
      12/31/2002       9,812.87        8,438.91
       1/31/2003      10,005.97        8,217.84
       2/28/2003       9,900.64        8,094.54
       3/31/2003       9,453.01        8,173.13
       4/30/2003       9,575.89        8,846.35
       5/31/2003      10,067.41        9,312.45
       6/30/2003      10,111.29        9,431.24
       7/31/2003      10,400.94        9,597.53
       8/31/2003      10,795.91        9,784.70
       9/30/2003      10,708.14        9,680.79
      10/31/2003      11,893.06       10,228.43
      11/30/2003      12,024.71       10,318.42
      12/31/2003      11,945.72       10,859.56
       1/31/2004      12,288.03       11,058.88
       2/29/2004      12,305.58       11,212.59
       3/31/2004      12,323.14       11,043.44
       4/30/2004      12,042.27       10,870.08
       5/31/2004      12,244.14       11,019.25
       6/30/2004      12,612.78       11,233.52
       7/31/2004      11,954.50       10,861.72
       8/31/2004      11,726.29       10,905.66
       9/30/2004      12,375.80       11,023.78
      10/31/2004      12,621.56       11,192.19
      11/30/2004      13,551.94       11,645.05
      12/31/2004      13,920.58       12,041.32
       1/31/2005      13,534.39       11,747.81
       2/28/2005      13,973.24       11,995.03
       3/31/2005      13,587.05       11,782.62
       4/30/2005      12,919.98       11,559.15
       5/31/2005      13,543.16       11,926.95
       6/30/2005      14,008.35       11,943.89
       7/31/2005      14,807.07       12,388.06
       8/31/2005      14,982.62       12,275.03
       9/30/2005      15,368.81       12,374.45
      10/31/2005      14,534.98       12,168.15
      11/30/2005      15,087.94       12,628.37
      12/31/2005      15,272.26       12,632.77
       1/31/2006      16,641.50       12,967.26
       2/28/2006      16,316.75       13,002.44
       3/31/2006      16,992.59       13,164.29
       4/30/2006      17,317.34       13,341.06
       5/31/2006      16,395.74       12,957.10
       6/30/2006      16,281.64       12,974.67
       7/31/2006      15,693.57       13,054.71
       8/31/2006      15,702.35       13,365.32
       9/30/2006      15,588.24       13,709.74
      10/31/2006      16,097.32       14,156.49
      11/30/2006      16,536.18       14,425.69
      12/31/2006      16,237.75       14,628.05
       1/31/2007      16,808.27       14,849.27
       2/28/2007      16,597.62       14,558.83
        03/31/07      16,922.37       14,721.67
        04/30/07      17,756.20       15,373.77
        05/31/07      18,835.79       15,910.24
        06/30/07      18,985.00       15,645.92
        07/31/07      18,765.58       15,160.82
        08/31/07      18,686.58       15,388.08
        09/30/07      20,556.12       15,963.58
        10/31/07      21,749.81       16,217.51
        11/30/07      20,363.02       15,539.51
        12/31/07      21,170.52       15,431.69
        01/31/08      18,976.23       14,506.07
        02/29/08      19,318.54       14,034.82
        03/31/08      18,528.59       13,974.22
        04/30/08      19,520.41       14,654.81

                                                      For the Periods Ended
 AVERAGE ANNUAL PERFORMANCE                                  April 30, 2008

                                Six Month   One Year   Five Year   Ten Year

  Global MegaTrends Fund         (2.12)%    14.92%      16.10%      5.32%
  -------------------------------------------------------------------------
  S&P 500 Index                  (9.64)%    (4.68)%     10.61%      3.89%
  -------------------------------------------------------------------------
  S&P Global Infrastructure
    Index                        (6.95)%     9.86%      26.18%       n/a

  Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The S&P Global Infrastructure Index provides liquid and tradable exposure to 75 companies from around the world that represent the listed infrastructure universe. The index has balanced weights across three distinct infrastructure clusters: utilities, transportation and energy. The index commenced November 2001; it is not included in the graph as it had less than the full period of data. The returns for the indexes reflect no deduction for fees, expenses or taxes.

  Effective May 12, 2008, the Adviser has agreed to limit the fund's total operating expenses to 1.85% on an annualized basis through October 31, 2008.

Please visit our website at usfunds.com for updated performance information for different time periods.
                                                                         11

 GLOBAL MEGATRENDS FUND


SIX MONTHS IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE FUND

One of the key growth drivers for global emerging markets during the period under review has been the build-out of roads, aviation networks and other infrastructure assets. Favorable government policies are largely responsible for this trend.

China's rapid infrastructure growth in advance of the Beijing Olympics gets the most attention, but in late 2007 India announced that it must spend nearly $500 billion over the next five years to sustain the country's desired economic growth rate and Russia said it plans to spend more than $200 billion by 2011 on energy and transportation infrastructure.

The prospect of a slowdown in the U.S. appears to have negatively affected outlook for the domestic infrastructure names. Most of this weakness came in the first quarter of 2008. There was a general feeling that some infrastructure projects may be scaled down due to a weaker economy and tighter credit conditions arising from the subprime crisis. The prospect of weaker tax revenue for municipalities - due to lower real estate assessments - also negatively weighed on the potential availability of funds for infrastructure investments.

The market seemed to wait for the first quarter 2008 results of the engineering firms to confirm or dispel these fears. When the results came in slightly better than expected for the majority of the firms, there was a pick-up in valuations.

We believe that infrastructure related issues are going to dominate the investment climate for many years to come due to a growth in population and urbanization in emerging nations around the world. In addition, underinvestment in infrastructure assets in the U.S. and other developed countries during the past two or three decades has resulted in a significant deterioration of the existing infrastructure that must be addressed.

 GLOBAL MEGATRENDS FUND


INVESTMENT HIGHLIGHTS

OVERVIEW

The fund had a negative return of 2.12 percent for the six-month period ending April 30, 2008, compared to a total return of negative 9.64 percent for the S&P 500 Index and negative 6.95 percent for the S&P Global Infrastructure Index.

STRENGTHS

  * Overweighting materials (one of the best performers in the period) proved successful as it contributed most to the return of the fund. Exposure to the U.S. and international steel sector and to alternative energy helped boost returns.

  * The fund was underweighted financials, the worst-performing group.

  * Fund holdings that exhibited the strongest price performance were First Solar, Inc.,(1) Mechel(2) and Companhia Siderurgica Nacional S.A.(3)

WEAKNESSES

  * Some construction and engineering firms and telecom holdings exhibited weak performance, particularly in the first three months of 2008.

  * Fund holdings that exhibited weak price performance included
    VimpelCom,(4) Intel Corp.(5) and General Electric Co.(6)

        SECTOR WEIGHTINGS--GLOBAL MEGATRENDS FUND AND S&P 500 INDEX
                         (AT APRIL 30, 2008 IN %)

                             GLOBAL MEGATRENDS    S&P 500      OVER
                                   FUND            INDEX     (UNDER)
SECTORS                          % WEIGHTS       % WEIGHTS   % WEIGHT
-------                      -----------------   ---------   --------
Industrials                         28.0            11.8       16.2
Materials                           20.9             3.6       17.3
Energy                              11.7            14.1       (2.4)
Utilities                            6.2             3.6        2.6
Telecoms                             5.5             3.4        2.1
Info. Tech                           5.2            16.0      (10.8)
Consumer Discretion                  4.0             8.6       (4.6)
Financials                           2.6            17.1      (14.5)
Health Care                          0.0            11.3      (11.3)
Consumer Staples                     0.0            10.5      (10.5)
Cash Equivalent                     15.9             0.0       15.9
                                   -----           -----      -----
    TOTAL                          100.0           100.0        0.0
                                   =====           =====      =====

 GLOBAL MEGATRENDS FUND


CURRENT OUTLOOK

OPPORTUNITIES

  * Market volatility should allow the fund to acquire some names within the infrastructure space that recently saw a price correction after a stellar performance last year.

  * The infrastructure theme is a long-term global phenomenon that will last for the next 10 to 20 years.

  * Investments in alternative energy sources will likely gain traction due to growing need for additional power globally.

THREATS

  * While many countries remain committed to improving their infrastructure, it remains to be seen how tighter credit conditions and the issue of property rights impact some of the projects.

  * Investors began to move to more defensive sectors at the beginning of 2008 in expectation of weaker economic activity.

  * Government support/subsidies are still required for a sustainable development of alternative energy and these can vary with changes in a political climate.

 (1) This security comprised 2.81% of the fund's total net assets as of April 30, 2008.
 (2) This security comprised 3.87% of the fund's total net assets as of April 30, 2008.
 (3) This security comprised 2.58% of the fund's total net assets as of April 30, 2008.
 (4) This security comprised 1.70% of the fund's total net assets as of April 30, 2008.
 (5) The fund did not hold this security as of April 30, 2008.
 (6) This security comprised 1.82% of the fund's total net assets as of April 30, 2008.

 GLOBAL MEGATRENDS FUND


 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS            April 30, 2008

   MECHEL OAO                                                      3.91%
     STEEL MANUFACTURING
   ---------------------------------------------------------------------
   FIRST SOLAR, INC.                                               2.84%
     ENERGY
   ---------------------------------------------------------------------
   TRANSOCEAN, INC.                                                2.81%
     OIL & GAS DRILLING
   ---------------------------------------------------------------------
   COMPANHIA VALE DO RIO DOCE                                      2.62%
     METAL & MINERAL MINING
   ---------------------------------------------------------------------
   COMPANHIA SIDERURGICA NACIONAL S.A.                             2.60%
     STEEL MANUFACTURING
   ---------------------------------------------------------------------
   BERKSHIRE HATHAWAY, INC.                                        2.54%
     HOLDING COMPANY
   ---------------------------------------------------------------------
   BHP BILLITON LTD.                                               2.43%
     METAL & MINERAL MINING
   ---------------------------------------------------------------------
   EXELON CORP.                                                    2.29%
     UTILITIES
   ---------------------------------------------------------------------
   FPL GROUP, INC.                                                 2.22%
     UTILITIES
   ---------------------------------------------------------------------
   HESS CORP.                                                      2.03%
     OIL & GAS - INTEGRATED
   ---------------------------------------------------------------------
   TOTAL TOP TEN HOLDINGS                                         26.29%

 GLOBAL MEGATRENDS FUND


 PORTFOLIO PROFILE                                           April 30, 2008

   Country Distribution*                                % of Investments
   ---------------------------------------------------------------------
     United States                                                67.11%
   ---------------------------------------------------------------------
     Brazil                                                        7.56%
   ---------------------------------------------------------------------
     Russian Federation                                            6.16%
   ---------------------------------------------------------------------
     Australia                                                     4.22%
   ---------------------------------------------------------------------
     Canada                                                        4.08%
   ---------------------------------------------------------------------
     Mexico                                                        2.71%
   ---------------------------------------------------------------------
     Luxembourg                                                    1.77%
   ---------------------------------------------------------------------
     Hong Kong                                                     1.16%
   ---------------------------------------------------------------------
     Switzerland                                                   1.03%
   ---------------------------------------------------------------------
     Other Foreign                                                 4.20%
   ---------------------------------------------------------------------
   * Country distribution shown is based on domicile and the locale of company operations may be different.

   Investments in companies that are economically tied to foreign countries were 48.12% of total assets at April 30, 2008.

 EASTERN EUROPEAN FUND


FUND MANAGERS' PERSPECTIVE

A Message from Stefan Bottcher, Andrew Wiles and Julian Mayo

INTRODUCTION

The investment objective of the Eastern European Fund is to achieve long-term capital growth by investing in a non-diversified portfolio of equity securities of companies located in the emerging markets of Eastern Europe,(1) including Turkey.

PERFORMANCE

                       [Eastern European Fund Graph]

                         Eastern
                         European         S&P 500
                           Fund            Index

         Date              Value           Value

       4/30/1998       $ 10,000.00      $ 10,000.00
       5/31/1998          8,398.31         9,828.35
       6/30/1998          8,279.66        10,227.28
       7/31/1998          8,813.56        10,118.65
       8/31/1998          6,279.66         8,657.21
       9/30/1998          6,127.12         9,211.83
      10/31/1998          6,796.61         9,960.46
      11/30/1998          6,805.08        10,563.89
      12/31/1998          7,076.27        11,172.24
       1/31/1999          7,305.08        11,639.25
       2/28/1999          6,652.54        11,277.57
       3/31/1999          6,966.10        11,728.65
       4/30/1999          7,525.42        12,182.83
       5/31/1999          7,694.92        11,895.56
       6/30/1999          8,161.02        12,555.21
       7/31/1999          8,474.58        12,163.55
       8/31/1999          8,271.19        12,103.33
       9/30/1999          7,135.59        11,771.94
      10/31/1999          7,338.98        12,516.56
      11/30/1999          7,610.17        12,770.98
      12/31/1999          9,177.97        13,522.70
       1/31/2000          9,601.69        12,843.37
       2/29/2000         10,067.80        12,600.50
       3/31/2000         11,144.07        13,832.40
       4/30/2000          9,635.59        13,416.38
       5/31/2000          8,966.10        13,141.81
       6/30/2000          8,372.88        13,465.85
       7/31/2000          8,415.25        13,255.51
       8/31/2000          8,745.76        14,078.40
       9/30/2000          7,813.56        13,335.35
      10/31/2000          7,474.58        13,278.78
      11/30/2000          6,542.37        12,232.66
      12/31/2000          7,211.86        12,292.67
       1/31/2001          7,805.08        12,728.54
       2/28/2001          7,262.71        11,568.67
       3/31/2001          7,118.64        10,836.20
       4/30/2001          7,440.68        11,677.61
       5/31/2001          7,838.98        11,755.95
       6/30/2001          8,067.80        11,469.93
       7/31/2001          7,728.81        11,356.98
       8/31/2001          7,644.07        10,646.72
       9/30/2001          7,059.32         9,787.04
      10/31/2001          7,813.56         9,973.78
      11/30/2001          8,296.61        10,738.64
      12/31/2001          8,610.17        10,832.78
       1/31/2002          9,330.51        10,674.78
       2/28/2002          9,220.34        10,468.87
       3/31/2002         10,050.85        10,862.59
       4/30/2002         10,855.93        10,204.26
       5/31/2002         11,016.95        10,129.08
       6/30/2002         10,347.46         9,407.50
       7/31/2002          9,711.86         8,674.23
       8/31/2002         10,220.34         8,731.18
       9/30/2002         10,093.22         7,782.27
      10/31/2002         10,788.14         8,467.25
      11/30/2002         11,618.64         8,965.62
      12/31/2002         11,593.22         8,438.91
       1/31/2003         11,228.81         8,217.84
       2/28/2003         11,601.69         8,094.54
       3/31/2003         11,169.49         8,173.13
       4/30/2003         12,567.80         8,846.35
       5/31/2003         13,779.66         9,312.45
       6/30/2003         13,838.98         9,431.24
       7/31/2003         13,652.54         9,597.53
       8/31/2003         15,016.95         9,784.70
       9/30/2003         16,033.90         9,680.79
      10/31/2003         16,474.58        10,228.43
      11/30/2003         17,016.95        10,318.42
      12/31/2003         18,705.72        10,859.56
       1/31/2004         20,037.38        11,058.88
       2/29/2004         21,923.14        11,212.59
       3/31/2004         23,442.48        11,043.44
       4/30/2004         21,226.04        10,870.08
       5/31/2004         20,984.73        11,019.25
       6/30/2004         21,458.40        11,233.52
       7/31/2004         20,913.23        10,861.72
       8/31/2004         21,949.96        10,905.66
       9/30/2004         23,907.22        11,023.78
      10/31/2004         25,390.81        11,192.19
      11/30/2004         26,659.90        11,645.05
      12/31/2004         28,501.50        12,041.32
       1/31/2005         28,817.57        11,747.81
       2/28/2005         32,340.75        11,995.03
       3/31/2005         28,891.94        11,782.62
       4/30/2005         26,846.82        11,559.15
       5/31/2005         27,785.71        11,926.95
       6/30/2005         29,300.96        11,943.89
       7/31/2005         32,257.08        12,388.06
       8/31/2005         35,045.88        12,275.03
       9/30/2005         39,033.86        12,374.45
      10/31/2005         35,910.41        12,168.15
      11/30/2005         38,838.64        12,628.37
      12/31/2005         40,125.47        12,632.77
       1/31/2006         46,484.59        12,967.26
       2/28/2006         47,754.38        13,002.44
       3/31/2006         46,413.48        13,164.29
       4/30/2006         50,974.58        13,341.06
       5/31/2006         42,929.17        12,957.10
       6/30/2006         41,821.91        12,974.67
       7/31/2006         44,320.86        13,054.71
       8/31/2006         45,550.02        13,365.32
       9/30/2006         43,823.10        13,709.74
      10/31/2006         47,053.46        14,156.49
      11/30/2006         50,233.02        14,425.69
      12/31/2006         53,281.49        14,628.05
       1/31/2007         52,602.00        14,849.27
       2/28/2007         51,617.90        14,558.83
        03/31/07         55,284.81        14,721.67
        04/30/07         56,514.93        15,373.77
        05/31/07         55,448.83        15,910.24
        06/30/07         59,221.18        15,645.92
        07/31/07         62,103.16        15,160.82
        08/31/07         59,584.35        15,388.08
        09/30/07         64,680.54        15,963.58
        10/31/07         69,987.60        16,217.51
        11/30/07         67,785.11        15,539.51
        12/31/07         70,791.87        15,431.69
        01/31/08         60,329.95        14,506.07
        02/29/08         62,629.59        14,034.82
        03/31/08         60,486.10        13,974.22
        04/30/08         63,225.79        14,654.81

                                                      For the Periods Ended
 AVERAGE ANNUAL PERFORMANCE                                  April 30, 2008

                                Six Month   One Year   Five Year   Ten Year

  Eastern European Fund          (9.66)%    11.87%      38.09%      20.23%
  -------------------------------------------------------------------------
  S&P 500 Index                  (9.64)%    (4.68)%     10.61%       3.89%
  -------------------------------------------------------------------------
  Morgan Stanley Capital
    International Emerging
    Markets Europe 10/40 Index
    (Net Total Return)          (11.04)%    12.35%      38.44%        n/a

  Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. By investing in a specific geographic region, a regional fund's returns and share price may be more volatile than those of a less concentrated portfolio. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The Morgan Stanley Capital International Emerging Markets Europe 10/40 Index (Net Total Return) is a free float-adjusted market capitalization index that is designed to measure equity performance in the emerging market countries of Europe (Czech Republic, Hungary, Poland, Russia, and Turkey). The index is calculated on a net return basis (i.e., reflects the minimum possible dividend reinvestment after deduction of the maximum rate withholding tax). The index is periodically rebalanced relative to the constituents' weights in the parent index. The index commenced December 1998; it is not included in the graph as it had less than the full period of data. The returns for the indexes reflect no deduction for fees, expenses or taxes, except as noted above.

Please visit our website at usfunds.com for updated performance information for different time periods.
                                                                         17

 EASTERN EUROPEAN FUND


SIX MONTHS IN REVIEW: ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE FUND

Eastern European economies were relatively unaffected by the fallout from the subprime debt crisis in the U.S., and in particular the consequent credit crunch; economic activity, buoyed by an increasing focus on the domestic sectors, remained strong over the period under review. The one concern was inflation, which began to trend higher as a result of strongly rising energy and commodity prices. Rising food prices were a particular worry. This in turn led some central banks to begin tightening monetary policy, which reversed an earlier expectation for continuing cuts in interest rates. These developments had a mixed impact on the fund. Higher interest rates are generally negative for share prices as they act to depress future growth. Companies involved in the production or supply of commodities may benefit, however, as higher prices feed through directly into their bottom line.

The region's two main economies, Russia and Turkey, were also the focus of significant political developments. In Russia, there was a smooth handover of power from Vladimir Putin to his protege, Dmitry Medvedev, shortly after the period under review. The new president seems likely to continue the business-friendly policies of his predecessor, who assumed the position of prime minister to ensure their implementation. Recent announcements regarding the taxation of the energy sector have been very favorably received. Putin's United Russia party earlier won an overwhelming victory in parliamentary elections. The fact that there was little stock market reaction to the transition suggests that there has also been little material change in the political landscape.

In contrast, the Istanbul stock market reacted negatively to news that the constitutional court in Turkey would hear a case to ban the ruling AKP party and bar its leaders (the current president and prime minister) from political office. At the time, the market was recovering from an earlier presidential election that highlighted the friction between the Islamist and secular movements within the country. While it seems very unlikely that the AKP will lose power, given their popular mandate, the return of political uncertainty was damaging.

INVESTMENT HIGHLIGHTS

The fund had a negative return of 9.66 percent for the six-month period ending April 30, 2008, compared to a total return of negative 9.64 percent for the S&P 500 Index and negative 11.04 percent for the MSCI Emerging Markets Europe 10/40 (Net Total Return) Index.

 EASTERN EUROPEAN FUND


As the fund is focused on relatively few securities (typically it holds shares in 30 to 40 companies), the performance of an individual holding can have a significant impact on overall fund performance.

Over the six months under review, the fund received a significant positive contribution from some of the holdings that operate in the commodity sectors. Foremost among these was Uralkali,(2) a Russian producer of potash fertilizer. Uralkali benefited from rising demand for its product as the agricultural sector attempts to boost its production to take advantage of the current strength of food prices and the global demand for foodstuffs. Uralkali's share price almost doubled after it came into the fund in the final quarter of 2007 following an initial public offering. The company will also enter the MSCI indices in May, which should provide further support for its share price.

The fund also participated in the $3 billion offering of Eurasian Natural Resources Corp. plc,(3) a diversified Kazakh mining group with a particularly interesting product mix that includes iron, aluminum and ferrochrome. The shares were priced attractively and its London listing was very well received. Its share price rose substantially, allowing the fund to take profits as its shares became fully valued. Other commodity companies that benefited the fund over the period under review included NovaTek OAO,(4) the Russian gas producer, and Rosneft Oil Co. OAO,(5) the Russian oil and gas group. Given the current attractiveness of such companies, the fund increased its exposure to this area over the past six months. It substantially increased its holdings in Gazprom OAO,(6) the Russian gas giant, and JSC MMC Norilsk Nickel,(7) the largest nickel and palladium producer in the world, another Russian company.

Selected companies keyed into the strength of consumer demand across the region also performed well. Central European Distribution Corp.,(8) the Polish beverages distributor that is expanding into Russia, saw its share price rise 15 percent and shares in Telekomunikacja Polska S.A.,(9) the Polish telecommunications leader, increased by 7 percent. Over the period under review the fund also brought in a new holding in Cyfrowy Polsat S.A.,(10) the Polish subscriber satellite TV operator, via an initial public offering. The company was attractively valued and has strong growth potential.

Such gains were counterbalanced by losses within the Turkish shares held by the fund. In addition to the political issues described above, the Istanbul stock market was ripe for profit-taking following the very large share price gains secured in 2007 as a whole. The financials sector, the dominant sector within the Turkish market, was hardest hit. Turkiye Garanti Bankasi a.s.(11) suffered a 42 percent share price fall whilst shares

 EASTERN EUROPEAN FUND


in Turkiye Halk Bankasi a.s.(12) tumbled 32 percent. Shares in Finans Finansal Kiralama a.s.,(13) the Turkish leasing company, were down 46 percent during the period under review following an unexpected tax hike announced at the end of December. Given the current nature of the markets, its share price seemed to fall far more than would be warranted by the impact of the tax hike on its earnings.

It is, however, encouraging to note that Turkish share prices recovered strongly in April, as the market appeared to come to terms with the new uncertainties. The share price for Finans Finansal Kiralama a.s.(13) nearly doubled in the month.

CURRENT OUTLOOK

The outlook for Eastern European stock markets has improved as it has become apparent that the impact of the recent credit crunch on the global economy in general and the U.S. economy in particular may earlier have been overstated. As a result, world stock markets have most recently found a degree of stability. The economies of Eastern Europe were already relatively insulated from such developments and the share price falls that have occurred over the period under review now provide ample downside protection, with market valuations having fallen to historically very attractive levels. The Eastern European region now trades on a forward P-E multiple of little more than 10 times earnings with some countries, such as Turkey, on single-digit multiples.

The ongoing strength of the energy and materials sectors, based upon still-buoyant demand for commodities, and the robust performance of the consumer sectors (all of which are well-represented within the fund) should additionally provide support.

Although both political and economic risks remain, the combination of realistic share price valuations and exciting regional economic growth prospects gives us every reason to believe that the outlook for stock markets is bright.

 (1) The subadviser considers the following countries to be in the Eastern European region: Albania, Armenia, Azerbaijan , Belarus, Bulgaria, Croatia, Czech Republic, Estonia, FYR Macedonia, Georgia, Hungary, Latvia, Lithuania, Moldova, Poland, Romania, Russia, Slovakia, Slovenia, Turkey and Ukraine.
 (2) This security comprised 0.98% of the fund's total net assets as of April 30, 2008.
 (3) The fund did not hold this security as of April 30, 2008.
 (4) This security comprised 1.54% of the fund's total net assets as of April 30, 2008.
 (5) This security comprised 5.04% of the fund's total net assets as of April 30, 2008.
 (6) This security comprised 17.31% of the fund's total net assets as of April 30, 2008.
 (7) This security comprised 8.75% of the fund's total net assets as of April 30, 2008.

 EASTERN EUROPEAN FUND


 (8) This security comprised 2.05% of the fund's total net assets as of April 30, 2008.
 (9) This security comprised 2.00% of the fund's total net assets as of April 30, 2008.
(10) This security comprised 0.64% of the fund's total net assets as of April 30, 2008.
(11) This security comprised 4.02% of the fund's total net assets as of April 30, 2008.
(12) This security comprised 0.83% of the fund's total net assets as of April 30, 2008.
(13) This security comprised 0.47% of the fund's total net assets as of April 30, 2008.

 COUNTRY DISTRIBUTION*
 BASED ON TOTAL INVESTMENTS                                  April 30, 2008

                       [Eastern European Fund Pie Chart]

Russian Federation         62.7%
Turkey                     10.3%
United States               6.2%
Austria                     4.6%
Hungary                     4.1%
Czech Republic              4.0%
Poland                      2.6%
Other                       5.5%

* Country distribution shown is based on domicile and the locale of company operations may be different.

 EASTERN EUROPEAN FUND


 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS            April 30, 2008

   GAZPROM OAO                                                    17.30%
     OIL & GAS - INTEGRATED
   ---------------------------------------------------------------------
   JSC MMC NORILSK NICKEL                                          8.75%
     DIVERSIFIED METALS & MINING
   ---------------------------------------------------------------------
   LUKOIL                                                          6.21%
     OIL & GAS - INTEGRATED
   ---------------------------------------------------------------------
   SBERBANK RF                                                     6.19%
     DIVERSIFIED BANKS
   ---------------------------------------------------------------------
   ROSNEFT OIL CO. OAO                                             5.04%
     OIL & GAS INTEGRATED
   ---------------------------------------------------------------------
   MOBILE TELESYSTEMS                                              4.44%
     COMMUNICATIONS
   ---------------------------------------------------------------------
   VIMPELCOM                                                       4.43%
     COMMUNICATIONS
   ---------------------------------------------------------------------
   OTP BANK NYRT.                                                  4.13%
     DIVERSIFIED BANKS
   ---------------------------------------------------------------------
   CEZ A.S.                                                        4.04%
     ELECTRIC UTILITIES
   ---------------------------------------------------------------------
   TURKIYE GARANTI BANKASI A.S.                                    4.02%
     DIVERSIFIED BANKS
   ---------------------------------------------------------------------
   TOTAL TOP TEN HOLDINGS                                         64.55%


 TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS                  April 30, 2008

   OIL & GAS - INTEGRATED                                         28.55%**
   DIVERSIFIED BANKS                                              19.42%
   COMMUNICATIONS                                                 10.87%
   DIVERSIFIED METALS & MINING                                     8.75%
   OIL & GAS EXPLORATION & PRODUCTION                              5.92%

   **Greater than 25% due to market appreciation.

 GLOBAL EMERGING MARKETS FUND


FUND MANAGERS' PERSPECTIVE

A Message from Stefan Bottcher and Julian Mayo

INTRODUCTION

The investment objective of the Global Emerging Markets Fund is to achieve long-term capital growth by investing in a non-diversified portfolio of equity securities of companies located in or with a significant business presence in emerging countries.(1)

PERFORMANCE

                     [Global Emerging Markets Fund Graph]

                                                            Morgan Stanley
                                                               Capital
                                                            International
                            Global                         Emerging Markets
                           Emerging                           Net Total
                         Markets Fund      S&P 500 Index    Return Index

          Date              Value              Value            Value

       2/24/2005        $ 10,000.00        $ 10,000.00      $ 10,000.00
       2/28/2005          10,180.00          10,029.62        10,196.56
       3/31/2005           9,370.00           9,852.10         9,522.68
       4/30/2005           9,020.00           9,664.91         9,267.07
       5/31/2005           9,190.00           9,972.25         9,589.64
       6/30/2005           9,440.00           9,986.21         9,915.44
       7/31/2005          10,230.00          10,357.70        10,608.51
       8/31/2005          10,520.00          10,263.44        10,699.37
       9/30/2005          11,470.00          10,346.58        11,695.59
      10/31/2005          10,650.00          10,173.79        10,931.17
      11/30/2005          11,440.00          10,558.36        11,835.45
      12/31/2005          12,298.06          10,561.53        12,535.00
       1/31/2006          13,908.39          10,841.41        13,935.05
       2/28/2006          13,764.80          10,870.68        13,918.57
       3/31/2006          13,805.82          11,005.47        14,041.18
       4/30/2006          14,759.72          11,152.95        15,041.01
       5/31/2006          13,077.58          10,831.74        13,465.18
       6/30/2006          12,995.53          10,846.91        13,432.26
       7/31/2006          13,251.95          10,914.16        13,624.52
       8/31/2006          13,672.48          11,173.92        13,971.69
       9/30/2006          13,569.91          11,462.20        14,088.02
      10/31/2006          14,287.90          11,835.87        14,756.96
      11/30/2006          15,241.79          12,060.75        15,853.91
      12/31/2006          16,305.69          12,229.60        16,567.75
       1/31/2007          16,206.06          12,414.27        16,389.36
       2/28/2007          16,128.57          12,170.95        16,292.07
       3/31/2007          16,593.50          12,307.26        16,940.87
       4/30/2007          17,301.96          12,852.48        17,725.20
       5/31/2007          17,910.80          13,300.96        18,602.99
       6/30/2007          18,729.95          13,079.99        19,475.34
       7/31/2007          20,091.53          12,674.45        20,502.59
       8/31/2007          19,615.53          12,864.44        20,067.20
       9/30/2007          21,785.19          13,345.56        22,282.88
      10/31/2007          24,220.53          13,557.84        24,768.06
      11/30/2007          22,183.70          12,991.03        23,012.37
      12/31/2007          22,722.72          12,900.90        23,092.96
       1/31/2008          19,244.61          12,127.08        20,211.11
       2/29/2008          20,151.36          11,733.12        21,703.06
       3/31/2008          18,635.61          11,682.45        20,554.40
       4/30/2008          20,219.02          12,251.42        22,222.70

                                                      For the Periods Ended
 AVERAGE ANNUAL PERFORMANCE                                  April 30, 2008

                                          Six Months   One Year   Inception

  Global Emerging Markets Fund
    (Inception 2/24/05)                    (16.52)%    16.86%      24.77%
  -------------------------------------------------------------------------
  S&P 500 Index                             (9.64)%    (4.68)%      6.59%
  -------------------------------------------------------------------------
  Morgan Stanley Capital International
    Emerging Markets Net Total Return
    Index                                  (10.28)%    25.37%      28.54%

  Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

  The S&P 500 Index is a widely recognized capitalization-weighted index of 500 common stock prices in U.S. companies. The Morgan Stanley Capital International Emerging Markets Net Total Return Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in emerging market countries on a net return basis (i.e., reflects the minimum possible dividend reinvestment after deduction of the maximum rate withholding tax). The returns for the indexes reflect no deduction for fees, expenses or taxes, except as noted above.

  The Adviser has agreed to limit the fund's total operating expenses to 2.50% through February 28, 2009.

Please visit our website at usfunds.com for updated performance information for different time periods.
                                                                         23

 GLOBAL EMERGING MARKETS FUND


SIX MONTHS IN REVIEW: ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE FUND

The six months under review saw world stock markets first come to accept that the U.S. economy had fallen to the brink of recession in the wake of the subprime debt crisis and consequent credit crunch, and then more recently come to hope that the worst had passed and that the impact had not been as severe as first feared. Outside the U.S., economic activity appeared to remain robust. This was especially the case in emerging markets, where the continuing strong demand for commodities of all types contributed to rising inflation worldwide. This development was perhaps the most noteworthy economic event of the period under review. Higher inflation in turn led some central banks to begin tightening monetary policy, which reversed an earlier expectation for continuing cuts in interest rates. These developments have had a mixed impact on the fund. Higher interest rates are generally negative for share prices as they act to depress future growth. Companies involved in the production or supply of commodities may benefit, however, as higher prices feed through directly into their bottom line and to their share prices.

The period under review was also noteworthy for a slew of political developments across emerging markets, some of which had a significant impact. One place where share prices were relatively unaffected was Russia, where there was a smooth handover of power from Vladimir Putin to his protege, Dmitry Medvedev. The new president seems likely to continue the business-friendly policies of his predecessor, who now assumes the position of prime minister to ensure their implementation. Recent announcements regarding the taxation of the energy sector have been very favorably received. Putin's United Russia party earlier won an overwhelming victory in parliamentary elections. The fact that there was little stock market reaction to the transition suggests that there has also been little material change in the political landscape. That said, the elimination of political uncertainty following the elections is perhaps as important as the results themselves.

Elsewhere around the world, a return to political uncertainty in Turkey led to a sharp drop in the Istanbul stock market. The fund's exposure to Turkey is, however, very limited. Developments in South Africa were also generally a concern, with economic activity hit by power shortages and political uncertainty increased by the election of Jacob Zuma as ANC leader. One wholly positive development at the end of the period under review was Standard and Poor's upgrading of Brazil to investment grade status. This had an immediate impact on share prices in Sao Paolo. The victory of the KMT in the Taiwanese elections was also generally well-
24

 GLOBAL EMERGING MARKETS FUND


received, as it raised the likelihood of better relations with mainland China.

INVESTMENT HIGHLIGHTS

The fund had a negative return of 16.52 percent for the six-month period ending April 30, 2008, compared to a total return of negative 9.64 percent for the S&P 500 Index and negative 10.28 percent for the MSCI Emerging Markets Index.

As the fund is focused on a relatively few securities (typically the fund holds shares in 40 to 80 companies), the performance of an individual holding can have a significant impact on the performance of the fund as a whole.

Over the six months under review, the fund received a significant positive contribution from some of the companies which it owns that operate in the commodity sectors. Foremost among these has been Uralkali,(2) a producer of potash fertilizer in Russia. Uralkali benefits from rising demand for its product as the agricultural sector attempts to boost its production to take advantage of the current strength of food prices and the global demand for foodstuffs. Indeed, potash prices have more than tripled over the past year. Uralkali came into the fund in the final quarter of 2007 following an initial public offering, and since then its share price has almost doubled. The company will also enter the MSCI indices in May, which should provide further support for its share price. Raspadskaya,(3) the second largest coal producer in Russia, was another new holding for the fund. The company has a very low cost base and has recently secured a 70 percent price increase for its output. Its shares have also performed exceptionally well since coming into the fund. The fund also participated in the $3 billion share offer from Eurasian Natural Resources Corp. plc,(4) a diversified Kazakh mining group with a particularly interesting product mix that includes iron, aluminum and ferrochrome. The shares were priced attractively and its London listing was very well-received. Its share price rose substantially, allowing the fund to take profits as its shares became fully valued.

The Brazilian stock market was one of the few to record a rise over the period under review, even before receiving investment grade status. In part this was due to the strength of commodity prices, including oil. Shares of Petroleo Brasileiro S.A.,(5) the national oil and gas producer, climbed 22 percent over the six month period after it was reported that substantial offshore reserves has been discovered. The fund's holding in Lupatech S.A.,(6) the oil services firm, fared even better, with a 41 percent share price rise, showing once again that better value can often be achieved via

 GLOBAL EMERGING MARKETS FUND


some of the less obvious investments. There was also a 12 percent rise recorded by the South African company Sasol Ltd.,(7) which specializes in extracting oil from coal.

Gains were, however, counterbalanced by losses elsewhere, particularly among the fund's holdings in Asia. Mainland China's markets fell 50 percent from their peak, perhaps a reflection of earlier overvaluations. The fund could not avoid taking losses in this area as a result. The worst performing shares included China Grand Forestry Resources Group Ltd.,(8) down 67 percent, and KIWOOM Securities Co., Ltd.,(9) the Korean online broker, down 50 percent. Given the volatility of these markets, the good companies tended to be swept away with the bad, with traders failing to discriminate between the two. In each case, the fundamental rationale for investing in these companies has not changed, and their operating businesses have not suffered appreciably over the past six months. They remain attractive investments which will no doubt once again find favor in due course.

CURRENT OUTLOOK

The outlook for global emerging markets has improved as it has become apparent that the impact of the recent credit crunch on the global economy in general and the U.S. economy in particular may earlier have been overstated. As a result, world stock markets have most recently found a degree of stability. Emerging-market economies were already relatively insulated from such developments, given the largely self-sufficient nature of their financing needs and the increasing importance of domestic demand within economic activity. The share price drops that occurred during the period under review now provide ample downside protection, with market valuations having fallen to historically very attractive levels. Global emerging markets as a whole now trade on a multiple of only around 12 or 13 times earnings, and as such are still cheaper than developed markets despite their superior growth prospects.

The ongoing strength of the energy and materials sectors, based upon still-buoyant demand for commodities, and the robust performance of the consumer sectors (also well represented within the fund) should also provide support.

Although both political and economic risks remain, the combination of realistic share price valuations and exciting regional economic growth prospects gives us every reason to have confidence in the outlook for stock markets.

(1) Emerging market countries are those countries defined as such by the World Bank, the International Finance Corporation, the United Nations or the European Bank for Reconstruction and Development or included in the MSCI Emerging Markets Index.

 GLOBAL EMERGING MARKETS FUND


(2) This security comprised 1.00% of the fund's total net assets as of April 30, 2008.
(3) This security comprised 1.01% of the fund's total net assets as of April 30, 2008.
(4) The fund did not hold this security as of April 30, 2008.
(5) This security comprised 5.31% of the fund's total net assets as of April 30, 2008.
(6) This security comprised 2.13% of the fund's total net assets as of April 30, 2008.
(7) This security comprised 1.04% of the fund's total net assets as of April 30, 2008.
(8) This security comprised 1.52% of the fund's total net assets as of April 30, 2008.
(9) This security comprised 0.85% of the fund's total net assets as of April 30, 2008.


 COUNTRY DISTRIBUTION*
 BASED ON TOTAL INVESTMENTS                                  April 30, 2008

                   [Global Emerging Markets Fund Pie Chart]

Brazil                            17.8%
Russian Federation                11.4%
Korea, Republic Of                11.1%
People's Republic of China         9.6%
Hong Kong                          7.9%
Taiwan                             7.9%
India                              6.9%
United Kingdom                     4.1%
Cayman Islands                     3.8%
Mexico                             3.4%
South Africa                       3.2%
Austria                            2.2%
Other                             10.7%

*Country distribution shown is based on domicile and the locale of company operations may be different.

 GLOBAL EMERGING MARKETS FUND


 TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS            April 30, 2008

   GAZPROM OAO                                                     6.98%
     OIL & GAS - INTEGRATED
   ---------------------------------------------------------------------
   PETROLEO BRASILEIRO S.A.                                        5.41%
     OIL & GAS - INTEGRATED
   ---------------------------------------------------------------------
   SAMSUNG ELECTRONICS CO., LTD.                                   4.36%
     SEMICONDUCTORS
   ---------------------------------------------------------------------
   COMPANHIA VALE DO RIO DOCE                                      4.03%
     DIVERSIFIED METALS & MINING
   ---------------------------------------------------------------------
   METAGE SPECIAL EMERGING MARKETS FUND LTD.                       3.81%
     CLOSED-END FUNDS
   ---------------------------------------------------------------------
   CHINA MOBILE LTD.                                               3.10%
     COMMUNICATIONS
   ---------------------------------------------------------------------
   WISTRON CORP.                                                   2.68%
     COMPUTER HARDWARE
   ---------------------------------------------------------------------
   TANLA SOLUTIONS LTD.                                            2.21%
     APPLICATION SOFTWARE
   ---------------------------------------------------------------------
   LUPATECH S.A.                                                   2.17%
     INDUSTRIAL MACHINERY
   ---------------------------------------------------------------------
   OPTO CIRCUITS INDIA LTD.                                        1.99%
     HEALTHCARE EQUIPMENT & SERVICES
   ---------------------------------------------------------------------
   TOTAL TOP TEN HOLDINGS                                         36.74%


 TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS                  April 30, 2008

   OIL & GAS - INTEGRATED                                         15.27%
   DIVERSIFIED BANKS                                              10.13%
   DIVERSIFIED METALS & MINING                                     7.46%
   SEMICONDUCTORS                                                  7.39%
   CLOSED-END FUNDS                                                4.98%

 EXPENSE EXAMPLE (UNAUDITED)                                 April 30, 2008


As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including short-term trading fees and exchange fees; and
(2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES. The first line of the following table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second line of the following table for each fund provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct or transactional costs, such as small account, exchange or short-term trading fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct or transactional costs were included, your costs would have been higher.

 EXPENSE EXAMPLE (UNAUDITED)                                 April 30, 2008


  -------------------------------------------------------------------------
  SIX MONTHS ENDED APRIL 30, 2008
                                  BEGINNING
                                ACCOUNT VALUE      ENDING        EXPENSES
                                NOVEMBER 01,   ACCOUNT VALUE    PAID DURING
                                    2007       APRIL 30, 2008     PERIOD*
  -------------------------------------------------------------------------

  HOLMES GROWTH FUND
  Based on Actual Fund Return     $1,000.00      $  897.50        $ 8.11
  Based on Hypothetical 5%
    Yearly Return                 $1,000.00      $1,016.31        $ 8.62
  -------------------------------------------------------------------------
  GLOBAL MEGATRENDS FUND
  Based on Actual Fund Return     $1,000.00      $  978.80        $11.07
  Based on Hypothetical 5%
    Yearly Return                 $1,000.00      $1,013.67        $11.27
  -------------------------------------------------------------------------
  EASTERN EUROPEAN FUND
  Based on Actual Fund Return     $1,000.00      $  903.40        $ 9.18
  Based on Hypothetical 5%
    Yearly Return                 $1,000.00      $1,015.22        $ 9.72
  -------------------------------------------------------------------------
  GLOBAL EMERGING MARKETS FUND
  Based on Actual Fund Return     $1,000.00      $  834.80        $11.40
  Based on Hypothetical 5%
    Yearly Return                 $1,000.00      $1,012.43        $12.51
  -------------------------------------------------------------------------

*These calculations are based on expenses incurred in the most recent fiscal half-year. The funds' annualized six-month expense ratios (after reimbursements and offsets) for the six-month period ended April 30, 2008, were 1.72%, 2.25%, 1.94% and 2.50%, respectively, for the Holmes Growth, Global MegaTrends, Eastern European and Global Emerging Markets Funds. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, then divided by 366 days in the current fiscal year.

HOLMES GROWTH FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  April 30, 2008

COMMON STOCKS 84.00%                                          SHARES             VALUE

AGRICULTURE 9.52%
--------------------------------------------------------------------------------------
Intrepid Potash, Inc.                                         11,500       $   546,135*
Monsanto Co.                                                   5,000           570,100
Potash Corporation of Saskatchewan, Inc.                      12,000         2,207,400
The Mosaic Co.                                                20,000         2,450,200*
                                                                           -----------
                                                                             5,773,835

APPAREL 4.47%
--------------------------------------------------------------------------------------
Coach, Inc.                                                   35,000         1,244,950*
The Buckle, Inc.                                               9,000           437,220
Urban Outfitters, Inc.                                        30,000         1,027,500*
                                                                           -----------
                                                                             2,709,670

BANKS 1.82%
--------------------------------------------------------------------------------------
Bancolombia S.A., Sponsored ADR                               12,500           499,000
Credicorp Ltd.                                                 7,500           602,700
                                                                           -----------
                                                                             1,101,700

BREWERY 0.60%
--------------------------------------------------------------------------------------
Companhia de Bebidas das Americas, ADR                         5,000           366,500

CABLE & WIRE PRODUCTS 1.21%
--------------------------------------------------------------------------------------
General Cable Corp.                                           11,000           737,000*

COMMUNICATIONS 2.79%
--------------------------------------------------------------------------------------
Active Control Technology, Inc.                              305,000           130,219*
Millicom International Cellular S.A.                           7,500           810,075*
VimpelCom, Sponsored ADR                                      25,000           754,000
                                                                           -----------
                                                                             1,694,294

COMPUTER SOFTWARE & HARDWARE 7.60%
--------------------------------------------------------------------------------------
Activision, Inc.                                              40,000         1,082,000*
Oracle Corp.                                                  25,000           521,250*
Research in Motion Ltd.                                       15,000         1,824,450*
Salesforce.com, Inc.                                          12,500           834,125*
Western Digital Corp.                                         12,000           347,880*
                                                                           -----------
                                                                             4,609,705

CONSTRUCTION 2.84%
--------------------------------------------------------------------------------------
D.R. Horton, Inc.                                             30,000           464,700
Desarrolladora Homex S.A. de C.V., ADR                         7,000           417,060*
Pulte Homes, Inc.                                             30,000           391,200

See notes to portfolios of investments and notes to financial statements.

HOLMES GROWTH FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  April 30, 2008


COMMON STOCKS                                                 SHARES             VALUE
CONSTRUCTION (CONT'D)
--------------------------------------------------------------------------------------
Toll Brothers, Inc.                                           20,000       $   452,800*
                                                                           -----------
                                                                             1,725,760

DIVERSIFIED OPERATIONS 2.21%
--------------------------------------------------------------------------------------
McDermott International, Inc.                                 25,000         1,339,500*

E-COMMERCE 3.11%
--------------------------------------------------------------------------------------
CYBERplex, Inc.                                            1,100,000           735,690*
Priceline.com, Inc.                                            9,000         1,148,760*
                                                                           -----------
                                                                             1,884,450

ELECTRONICS & COMPONENTS 1.10%
--------------------------------------------------------------------------------------
Corning, Inc.                                                 25,000           667,750

ENERGY 1.44%
--------------------------------------------------------------------------------------
First Solar, Inc.                                              3,000           875,970*

ENGINEERING/RESEARCH & DEVELOPMENT 0.72%
--------------------------------------------------------------------------------------
Aecom Technology Corp.                                        16,000           439,360*

FINANCIAL SERVICES 6.62%
--------------------------------------------------------------------------------------
Charles Schwab Corp.                                          40,000           864,000
GMP Capital Trust                                             58,100         1,032,607
IntercontinentalExchange, Inc.                                 7,000         1,086,050*
Jovian Capital Corp.                                         685,000           476,096*
MasterCard, Inc.                                               2,000           556,320
                                                                           -----------
                                                                             4,015,073

FOOD PRODUCTS 1.30%
--------------------------------------------------------------------------------------
CoolBrands International, Inc.                               995,200           790,508*

GOLD MINING 3.57%
--------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc.                           5,000           568,750
Peak Gold Ltd.                                                43,384            30,584*
Rangold Resources Ltd., ADR                                   10,000           455,200
Yamana Gold, Inc.                                             86,623         1,110,364
                                                                           -----------
                                                                             2,164,898

MACHINERY 1.02%
--------------------------------------------------------------------------------------
Flowserve Corp.                                                5,000           620,450

See notes to portfolios of investments and notes to financial statements.

HOLMES GROWTH FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  April 30, 2008


COMMON STOCKS                                                 SHARES             VALUE
MANUFACTURING 1.25%
--------------------------------------------------------------------------------------
The Manitowoc Co., Inc.                                       20,000       $   756,400

MEDICAL - BIOMEDICAL 1.16%
--------------------------------------------------------------------------------------
Illumina, Inc.                                                 9,000           701,010*

MEDICAL PRODUCTS 0.91%
--------------------------------------------------------------------------------------
Alcon, Inc.                                                    3,500           553,000

METAL & MINERAL MINING 4.37%
--------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                               25,000           977,000
Eastern Platinum Ltd.                                        188,800           543,633*
Silver Wheaton Corp.                                          85,000         1,127,211*
                                                                           -----------
                                                                             2,647,844

OIL & GAS DRILLING 7.74%
--------------------------------------------------------------------------------------
Atwood Oceanics, Inc.                                          9,500           956,555*
Diamond Offshore Drilling, Inc.                                5,000           627,050
Helmerich & Payne, Inc.                                       13,000           698,750
Noble Corp.                                                   14,000           787,920
Transocean, Inc.                                              11,000         1,622,060*
                                                                           -----------
                                                                             4,692,335

OIL & GAS EXPLORATION & PRODUCTION 0.71%
--------------------------------------------------------------------------------------
Continental Resources, Inc.                                   10,000           429,700*

OIL & GAS EXTRACTION & SERVICES 1.55%
--------------------------------------------------------------------------------------
Core Laboratories N.V.                                         7,500           939,600*

OIL & GAS FIELD MACHINERY 4.29%
--------------------------------------------------------------------------------------
Cameron International Corp.                                   20,000           984,600*
FMC Technologies, Inc.                                         8,500           571,200*
Weatherford International Ltd.                                13,000         1,048,710*
                                                                           -----------
                                                                             2,604,510

OIL & GAS ROYALTY TRUSTS 1.38%
--------------------------------------------------------------------------------------
Canadian Oil Sands Trust                                       5,000           224,544
San Juan Basin Royalty Trust                                  16,000           614,880
                                                                           -----------
                                                                               839,424

RETAIL 2.72%
--------------------------------------------------------------------------------------
GameStop Corp., Class A                                       30,000         1,651,200*

See notes to portfolios of investments and notes to financial statements.

HOLMES GROWTH FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  April 30, 2008


COMMON STOCKS                                                 SHARES             VALUE
STEEL MANUFACTURING 3.52%
--------------------------------------------------------------------------------------
Gerdau S.A. Sponsored ADR                                     15,000       $   580,950
Mechel OAO, ADR                                                7,500         1,093,500
United States Steel Corp.                                      3,000           461,850
                                                                           -----------
                                                                             2,136,300

TRANSPORTATION 1.61%
--------------------------------------------------------------------------------------
J.B. Hunt Transport Services, Inc.                            15,000           509,550
Landstar System, Inc.                                          9,000           467,640
                                                                           -----------
                                                                               977,190

UTILITIES 0.85%
--------------------------------------------------------------------------------------
Exelon Corp.                                                   6,000           512,880

--------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                         50,957,816
--------------------------------------------------------------------------------------
  (cost $39,534,355)

EXCHANGE-TRADED FUNDS 2.94%

iShares Dow Jones U.S. Broker-Dealers Index Fund              14,000           576,240
iShares Silver Trust                                             800           133,760*
KBW Regional Banking ETF                                      15,000           522,150
SPDR S&P Homebuilders ETF                                     25,000           553,000

--------------------------------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS                                                  1,785,150
--------------------------------------------------------------------------------------
  (cost $1,826,720)

WARRANTS 0.44%

GOLD MINING 0.05%
--------------------------------------------------------------------------------------
Peak Gold Ltd., Warrants (April 2012)                         23,500             3,150*
Yamana Gold, Inc., Warrants (May 2008)                         5,300            25,944*
                                                                           -----------
                                                                                29,094

METAL & MINERAL MINING 0.39%
--------------------------------------------------------------------------------------
Eastern Platinum Ltd., Warrants (March 2009)                   3,343             4,547*
Silver Wheaton Corp., Warrants (December 2010)                32,500           231,693*
                                                                           -----------
                                                                               236,240

--------------------------------------------------------------------------------------
TOTAL WARRANTS                                                                 265,334
--------------------------------------------------------------------------------------
  (cost $54,177)


See notes to portfolios of investments and notes to financial statements.

HOLMES GROWTH FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  April 30, 2008

PURCHASED OPTIONS 0.33%                                    CONTRACTS             VALUE
COMPUTER SOFTWARE & HARDWARE 0.08%
--------------------------------------------------------------------------------------
Apple, Inc., Strike Price 180, Call, Expiration May 2008
  (premium $61,725)                                              150       $    45,750

FINANCIAL SERVICES 0.16%
--------------------------------------------------------------------------------------
Citigroup, Inc., Strike Price 30, Call, Expiration Jan.
  2009 (premium $112,726)                                        580            76,560
Citigroup, Inc., Strike Price 30, Call, Expiration June
  2008 (premium $99,447)                                         200             3,600
Merrill Lynch, Strike Price 60, Call, Expiration Jan.
  2009 (premium $51,940)                                          70            17,010
                                                                           -----------
                                                                                97,170

GOLD MINING 0.09%
--------------------------------------------------------------------------------------
Goldcorp, Inc., Strike Price 45, Call, Expiration Jan.
  2009 (premium $65,705)                                          85            21,675
Goldcorp, Inc., Strike Price 45, Call, Expiration Jan.
  2010 (premium $59,915)                                          55            30,800
Goldcorp, Inc., Strike Price 45, Call, Expiration Oct.
  2008 (premium $15,550)                                          25             4,125
                                                                           -----------
                                                                                56,600

--------------------------------------------------------------------------------------
TOTAL PURCHASED OPTIONS                                                        199,520
--------------------------------------------------------------------------------------
  (cost $467,008)

--------------------------------------------------------------------------------------
TOTAL SECURITIES                                                            53,207,820
--------------------------------------------------------------------------------------
  (cost $41,882,260)

                                                          PRINCIPAL
REPURCHASE AGREEMENT 9.36%                                  AMOUNT
Joint Tri-Party Repurchase Agreement, Credit Suisse
  First Boston, 4/30/08, 1.92%, due 05/01/08,
  repurchase price $5,675,864 collateralized by U.S.
  Treasury securities held in a joint tri-party account
  (cost $5,675,561)                                       $5,675,561         5,675,561

--------------------------------------------------------------------------------------
TOTAL INVESTMENTS 97.07%                                                    58,883,381
--------------------------------------------------------------------------------------
  (cost $47,557,821)
Other assets and liabilities, net 2.93%                                      1,776,712
                                                                           -----------

NET ASSETS 100%                                                            $60,660,093
                                                                           -----------


See notes to portfolios of investments and notes to financial statements.

GLOBAL MEGATRENDS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  April 30, 2008


COMMON STOCKS 82.04%                                          SHARES             VALUE

AEROSPACE/DEFENSE 2.21%
--------------------------------------------------------------------------------------
Northrop Grumman Corp.                                         3,900       $   286,923
Raytheon Company                                               5,900           377,423
                                                                           -----------
                                                                               664,346

AIRPORTS 0.93%
--------------------------------------------------------------------------------------
Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR            5,000           280,150

AUTOMOBILE 1.01%
--------------------------------------------------------------------------------------
Toyota Motor Corp., Sponsored ADR                              3,000           304,500

CABLE & WIRE PRODUCTS 1.56%
--------------------------------------------------------------------------------------
General Cable Corp.                                            7,000           469,000*

CHEMICALS 1.24%
--------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                 3,800           374,034

COAL 0.93%
--------------------------------------------------------------------------------------
Fording Canadian Coal Trust                                    4,500           279,405

COMMUNICATIONS 5.45%
--------------------------------------------------------------------------------------
America Movil SAB de C.V., ADR, Series L                       5,000           289,800
China Mobile Ltd., Sponsored ADR                               4,000           345,280
Millicom International Cellular S.A.                           2,500           270,025*
Orascom Telecom Holding S.A.E., GDR                            3,000           224,400
VimpelCom, Sponsored ADR                                      17,000           512,720
                                                                           -----------
                                                                             1,642,225

CONSTRUCTION 5.27%
--------------------------------------------------------------------------------------
D.R. Horton, Inc.                                             10,000           154,900
Desarrolladora Homex S.A. de C.V., ADR                         4,000           238,320*
Leighton Holdings Ltd.                                        12,000           533,181
Martin Marietta Materials, Inc.                                1,500           164,070
Pulte Homes, Inc.                                             12,000           156,480
Toll Brothers, Inc.                                           15,000           339,600*
                                                                           -----------
                                                                             1,586,551

CONSULTING SERVICES 0.72%
--------------------------------------------------------------------------------------
Hill International, Inc.                                      15,000           216,750

See notes to portfolios of investments and notes to financial statements.

GLOBAL MEGATRENDS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  April 30, 2008


COMMON STOCKS                                                 SHARES             VALUE

DIVERSIFIED OPERATIONS 1.22%
--------------------------------------------------------------------------------------
Keppel Corp. Ltd.                                             30,000       $   228,302
Sherritt International Corp.                                  10,000           139,503
                                                                           -----------
                                                                               367,805

ELECTRIC GENERATION 0.91%
--------------------------------------------------------------------------------------
Companhia Energetica de Minas Gerais, Sponsored ADR            8,161           167,382
Huadian Power International Corp. Ltd.                       300,000           106,247
                                                                           -----------
                                                                               273,629

ELECTRIC SERVICES 0.74%
--------------------------------------------------------------------------------------
CPFL Energia S.A., ADR                                         3,000           222,300

ELECTRONICS & COMPONENTS 1.56%
--------------------------------------------------------------------------------------
Corning, Inc.                                                 17,600           470,096

ENERGY 3.41%
--------------------------------------------------------------------------------------
Energy Conversion Devices, Inc.                                5,500           179,245*
First Solar, Inc.                                              2,900           846,771*
                                                                           -----------
                                                                             1,026,016

ENGINEERING/RESEARCH & DEVELOPMENT 4.21%
--------------------------------------------------------------------------------------
ABB Ltd., Sponsored ADR                                       10,000           306,700
Aecom Technology Corp.                                         9,000           247,140*
Foster Wheeler Ltd.                                            9,000           573,210*
SNC-Lavalin Group, Inc.                                        2,800           140,424
                                                                           -----------
                                                                             1,267,474

GOLD MINING 0.71%
--------------------------------------------------------------------------------------
Barrick Gold Corp.                                             5,500           212,410

HOLDING COMPANY 2.52%
--------------------------------------------------------------------------------------
Berkshire Hathaway, Inc., Class B                                170           757,690*

MACHINERY 2.80%
--------------------------------------------------------------------------------------
Deere & Co.                                                    5,600           470,792
Flowserve Corp.                                                3,000           372,270
                                                                           -----------
                                                                               843,062

MANUFACTURING 7.38%
--------------------------------------------------------------------------------------
Danaher Corp.                                                  5,200           405,704
General Electric Co.                                          16,800           549,360


See notes to portfolios of investments and notes to financial statements.

GLOBAL MEGATRENDS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  April 30, 2008

COMMON STOCKS                                                 SHARES             VALUE

MANUFACTURING (CONT'D)
--------------------------------------------------------------------------------------
ITT Corp.                                                      5,500       $   352,000
Terex Corp.                                                    5,000           348,400*
The Manitowoc Co., Inc.                                       15,000           567,300
                                                                           -----------
                                                                             2,222,764

METAL & MINERAL MINING 6.54%
--------------------------------------------------------------------------------------
BHP Billiton Ltd., Sponsored ADR                               9,000           725,940
Companhia Vale Do Rio Doce, ADR                               20,000           781,600
Eastern Platinum Ltd.                                         19,400            55,861*
Freeport-McMoRan Copper & Gold, Inc.                           1,500           170,625
Rio Tinto plc, Sponsored ADR                                     500           235,000
                                                                           -----------
                                                                             1,969,026

OIL & GAS - INTEGRATED 2.54%
--------------------------------------------------------------------------------------
Gazprom OAO, Sponsored ADR                                     3,000           159,600
Hess Corp.                                                     5,700           605,340
                                                                           -----------
                                                                               764,940

OIL & GAS DRILLING 2.79%
--------------------------------------------------------------------------------------
Transocean, Inc.                                               5,699           840,374*

OIL & GAS EXPLORATION & PRODUCTION 0.19%
--------------------------------------------------------------------------------------
Pacific Rubiales Energy Corp.                                 40,000            58,780*

OIL & GAS EXTRACTION & SERVICES 4.09%
--------------------------------------------------------------------------------------
Apache Corp.                                                   1,800           242,424
Baker Hughes, Inc.                                             3,800           307,344
Denbury Resources, Inc.                                        9,200           281,152*
Schlumberger Ltd.                                              4,000           402,200
                                                                           -----------
                                                                             1,233,120

OIL & GAS FIELD MACHINERY 1.59%
--------------------------------------------------------------------------------------
National Oilwell Varco, Inc.                                   7,000           479,150*

STEEL MANUFACTURING 8.98%
--------------------------------------------------------------------------------------
Companhia Siderurgica Nacional S.A., Sponsored ADR            18,000           776,700
Evras Group S.A., GDR                                          2,500           259,375
Gerdau S.A., Sponsored ADR                                     8,000           309,840
Mechel OAO, ADR                                                8,000         1,166,400
POSCO, ADR                                                       300            37,020


See notes to portfolios of investments and notes to financial statements.

GLOBAL MEGATRENDS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  April 30, 2008

COMMON STOCKS                                                 SHARES             VALUE

STEEL MANUFACTURING (CONT'D)
--------------------------------------------------------------------------------------
United States Steel Corp.                                      1,000       $   153,950
                                                                           -----------
                                                                             2,703,285

TRANSPORT & STORAGE 1.10%
--------------------------------------------------------------------------------------
Westshore Terminals Income Fund                               20,000           331,430

TRANSPORTATION 4.97%
--------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                             5,000           512,750
CSX Corp.                                                      8,000           503,600
Golar LNG Ltd.                                                 6,000           120,360
J.B. Hunt Transport Services, Inc.                             6,000           203,820
Landstar System, Inc.                                          3,000           155,880
                                                                           -----------
                                                                             1,496,410

UTILITIES 4.47%
--------------------------------------------------------------------------------------
Exelon Corp.                                                   8,000           683,840
FPL Group, Inc.                                               10,000           662,900
                                                                           -----------
                                                                             1,346,740

--------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                         24,703,462
--------------------------------------------------------------------------------------
  (cost $20,603,350)

EXCHANGE-TRADED FUND 1.27%

streetTRACKS Gold Trust
  (cost $279,796)                                              4,400           381,876*

PURCHASED OPTIONS 0.04%                                    CONTRACTS

FINANCIAL SERVICES 0.04%
--------------------------------------------------------------------------------------
Citigroup, Inc., Strike Price 30, Call, Expiration June
  2008 (premium $29,834)                                          60             1,080
Citigroup, Inc., Strike Price 30, Call, Expiration Jan.
  2009 (premium $13,621)                                          50             6,600
Merrill Lynch, Strike Price 60, Call, Expiration Jan.
  2009 (premium $14,840)                                          20             4,860

--------------------------------------------------------------------------------------
TOTAL PURCHASED OPTIONS                                                         12,540
--------------------------------------------------------------------------------------
  (cost $58,295)

--------------------------------------------------------------------------------------
TOTAL SECURITIES                                                            25,097,878
--------------------------------------------------------------------------------------
  (cost $20,941,441)

See notes to portfolios of investments and notes to financial statements.

GLOBAL MEGATRENDS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  April 30, 2008

                                                           PRINCIPAL
REPURCHASE AGREEMENT 15.78%                                 AMOUNT               VALUE

Joint Tri-Party Repurchase Agreement, Credit Suisse
  First Boston, 4/30/08, 1.92%, due 05/01/08,
  repurchase price $4,753,516, collateralized by U.S.
  Treasury securities held in a joint tri-party account
  (cost $4,753,262)                                       $4,753,262       $ 4,753,262

--------------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.13%                                                    29,851,140
--------------------------------------------------------------------------------------
  (cost $25,694,703)
Other assets and liabilities, net 0.87%                                        261,134
                                                                           -----------

NET ASSETS 100%                                                            $30,112,274
                                                                           -----------



See notes to portfolios of investments and notes to financial statements.

EASTERN EUROPEAN FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                     April 30, 2008

COMMON STOCKS 94.80%                                         SHARES                 VALUE

BROADCASTING & CABLE TV 0.64%
-----------------------------------------------------------------------------------------
Cyfrowy Polsat, S.A.                                      1,477,340        $    8,353,539*@

COMMODITY CHEMICALS 0.98%
-----------------------------------------------------------------------------------------
Uralkali, Sponsored GDR                                     238,411            12,707,306*

COMMUNICATIONS 10.87%
-----------------------------------------------------------------------------------------
Mobile TeleSystems                                        2,573,685            30,626,851
Mobile TeleSystems, Sponsored ADR                           351,102            27,238,493
Telekomunikacja Polska S.A.                                  20,693               208,741
Telekomunikacja Polska S.A., GDR                          2,560,990            25,835,267@
VimpelCom, Sponsored ADR                                  1,912,849            57,691,526
                                                                           --------------
                                                                              141,600,878

CONSTRUCTION & ENGINEERING 0.66%
-----------------------------------------------------------------------------------------
Strabag SE                                                  122,254             8,589,383*

DIVERSIFIED BANKS 19.43%
-----------------------------------------------------------------------------------------
Alliance Bank Jsc, GDR                                      793,177             3,846,908*
OTP Bank Nyrt.                                              858,313            36,896,709
OTP Bank Nyrt., GDR                                         187,873            16,908,570
Raiffeisen International Bank Holding AG                    316,731            51,478,710
Sberbank RF                                              24,786,171            80,678,987
Turkiye Garanti Bankasi a.s.                              9,757,159            52,416,704
Turkiye Halk Bankasi a.s.                                 1,880,175            10,837,806*
                                                                           --------------
                                                                              253,064,394

DIVERSIFIED METALS & MINING 8.75%
-----------------------------------------------------------------------------------------
JSC MMC Norilsk Nickel, ADR                               4,222,924           114,018,948

ELECTRIC UTILITIES 4.05%
-----------------------------------------------------------------------------------------
CEZ a.s.                                                    709,847            52,703,258

FINANCIAL SERVICES 0.47%
-----------------------------------------------------------------------------------------
Finans Finansal Kiralama a.s.                             3,284,040             6,129,727*

FOOD DISTRIBUTORS 2.05%
-----------------------------------------------------------------------------------------
Central European Distribution Corp.                         438,085            26,688,138*

GOLD MINING 0.98%
-----------------------------------------------------------------------------------------
KazakhGold Group Ltd., GDR                                  574,361            12,750,814*

See notes to portfolios of investments and notes to financial statements.

EASTERN EUROPEAN FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                     April 30, 2008

COMMON STOCKS                                                SHARES                 VALUE

INSURANCE 1.92%
-----------------------------------------------------------------------------------------
Aksigorta a.s.                                            4,997,285        $   25,082,444

MULTI-SECTOR HOLDINGS 3.06%
-----------------------------------------------------------------------------------------
Haci Omer Sabanci Holding a.s.                           10,675,506            39,852,097

OIL & GAS - INTEGRATED 28.56%
-----------------------------------------------------------------------------------------
Gazprom OAO, Sponsored ADR                                4,237,861           225,454,205
LUKOIL, Sponsored ADR                                       896,376            80,942,753
Rosneft Oil Co. OAO, GDR                                  6,696,528            65,625,974*
                                                                           --------------
                                                                              372,022,932

OIL & GAS EQUIPMENT & SERVICES 1.34%
-----------------------------------------------------------------------------------------
Eurasia Drilling Co., Ltd., GDR                             750,279            17,406,473*

OIL & GAS EXPLORATION & PRODUCTION 4.77%
-----------------------------------------------------------------------------------------
KazMunaiGas Exploration Production, GDR                     458,398            13,476,901
NovaTek OAO, Sponsored GDR                                  265,493            20,097,820@
Surgutneftegaz                                           18,321,005            17,862,980
Surgutneftegaz, Sponsored ADR                             1,104,055            10,764,536
                                                                           --------------
                                                                               62,202,237

PACKAGED FOODS & MEATS 1.01%
-----------------------------------------------------------------------------------------
Wimm-Bill-Dann Foods                                        163,108            13,173,418@

REAL ESTATE INVESTMENT TRUSTS 1.06%
-----------------------------------------------------------------------------------------
MirLand Development Corp. plc                             1,514,507            13,851,605*

REAL ESTATE MANAGEMENT & DEVELOPMENT 4.20%
-----------------------------------------------------------------------------------------
AFI Development plc, GDR                                    248,096             1,793,734*
Dolphin Capital Investors Ltd.                            7,492,530            19,664,070*
Open Investments                                             41,404            10,361,351*
Open Investments, GDR                                        84,316             2,655,954*
Plaza Centers N.V.                                        1,647,161             6,181,502*
RGI International Ltd.                                    1,772,781            14,022,698*
                                                                           --------------
                                                                               54,679,309

-----------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                         1,234,876,900
-----------------------------------------------------------------------------------------
  (cost $1,068,994,499)

See notes to portfolios of investments and notes to financial statements.

EASTERN EUROPEAN FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                     April 30, 2008

PREFERRED STOCKS 1.15%                                       SHARES                VALUE

OIL & GAS EXPLORATION & PRODUCTION 1.15%
-----------------------------------------------------------------------------------------
Surgutneftegaz, Preferred Stock                          13,529,631        $    6,548,341@
Surgutneftegaz, Preferred Stock, Sponsored ADR            1,744,980             8,449,193@

-----------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS                                                         14,997,534
-----------------------------------------------------------------------------------------
  (cost $27,395,396)

-----------------------------------------------------------------------------------------
TOTAL SECURITIES                                                            1,249,874,434
-----------------------------------------------------------------------------------------
  (cost $1,096,389,895)

                                                          PRINCIPAL
REPURCHASE AGREEMENT 4.09%                                   AMOUNT
Joint Tri-Party Repurchase Agreement, Credit Suisse
  First Boston, 4/30/08, 1.92%, due 05/01/08,
  repurchase price $53,271,417 collateralized by U.S.
  Treasury securities held in a joint tri-party
  account (cost $53,268,576)                             $53,268,576           53,268,576

-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS 100.04%                                                   1,303,143,010
-----------------------------------------------------------------------------------------
  (cost $1,149,658,471)
Other assets and liabilities, net (0.04)%                                        (470,815)
                                                                           --------------

NET ASSETS 100%                                                            $1,302,672,195
                                                                           --------------

See notes to portfolios of investments and notes to financial statements.

GLOBAL EMERGING MARKETS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  April 30, 2008

COMMON STOCKS 86.44%                                          SHARES             VALUE

AGRICULTURAL PRODUCTS 0.97%
--------------------------------------------------------------------------------------
Golden Agri-Resources Ltd.                                   676,000       $   423,715

AIR FREIGHT & LOGISTICS 1.03%
--------------------------------------------------------------------------------------
Shenzhen International Holdings Ltd.                       4,239,500           446,083

APPAREL 1.87%
--------------------------------------------------------------------------------------
China Hongxing Sports Ltd.                                   922,000           462,326
Tak Sing Alliance Holdings Ltd.                            2,151,000           350,535
                                                                           -----------
                                                                               812,861

BROADCASTING & CABLE TV 1.02%
--------------------------------------------------------------------------------------
Naspers Ltd., N shares                                        20,329           441,675

COMMODITY CHEMICALS 1.00%
--------------------------------------------------------------------------------------
Uralkali, Sponsored GDR                                        8,181           436,047*

COMMUNICATIONS 4.51%
--------------------------------------------------------------------------------------
America Movil SAB de C.V., ADR, Series L                      11,000           637,560
China Mobile Ltd.                                             77,000         1,323,983
                                                                           -----------
                                                                             1,961,543

COMPUTER HARDWARE 3.57%
--------------------------------------------------------------------------------------
Positivo Informatica SA                                       31,180           408,930
Wistron Corp.                                                661,636         1,143,019
                                                                           -----------
                                                                             1,551,949

COMPUTER STORAGE & PERIPHERALS 1.06%
--------------------------------------------------------------------------------------
KYE Systems Corp.                                            310,841           459,409

CONSTRUCTION & ENGINEERING 3.31%
--------------------------------------------------------------------------------------
Daelim Industrial Co., Ltd.                                    4,294           579,952
Era Infra Engineering Ltd.                                    27,010           405,517
Strabag SE                                                     6,451           453,238*
                                                                           -----------
                                                                             1,438,707

CONSTRUCTION MATERIALS 1.69%
--------------------------------------------------------------------------------------
China National Building Material Co., Ltd., H shares         298,000           734,948

DEPARTMENT STORES 1.14%
--------------------------------------------------------------------------------------
Lojas Renner S.A.                                             20,969           494,516

See notes to portfolios of investments and notes to financial statements.

GLOBAL EMERGING MARKETS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  April 30, 2008


COMMON STOCKS                                                 SHARES             VALUE

DIVERSIFIED BANKS 8.83%
--------------------------------------------------------------------------------------
African Bank Investments Ltd.                                129,097       $   453,352
Industrial and Commercial Bank of China, H shares            961,000           762,077
Kookmin Bank, Sponsored ADR                                    7,153           498,922
Korea Exchange Bank                                           33,402           507,730
Raiffeisen International Bank Holding AG                       2,959           480,930
Shinhan Financial Group Co. Ltd.                               8,397           484,611
Turkiye Garanti Bankasi a.s.                                 121,315           651,720
                                                                           -----------
                                                                             3,839,342

DIVERSIFIED METALS & MINING 7.32%
--------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, Sponsored ADR                     54,000         1,719,360
Grupo Mexico SAB de C.V., Series B                            58,400           425,942
JSC MMC Norilsk Nickel, ADR                                   22,156           598,212
Raspadskaya                                                   52,103           440,270
                                                                           -----------
                                                                             3,183,784

ELECTRONIC MANUFACTURERS & SERVICES 0.89%
--------------------------------------------------------------------------------------
Suntech Power Holdings Co., Ltd., ADR                          8,614           385,304*

FOOD DISTRIBUTORS 1.37%
--------------------------------------------------------------------------------------
Central European Distribution Corp.                            9,746           593,726*

FOREST PRODUCTS 1.52%
--------------------------------------------------------------------------------------
China Grand Forestry Resources Group Ltd.                  5,608,000           662,038*

GOLD MINING 2.17%
--------------------------------------------------------------------------------------
KazakhGold Group Ltd., GDR                                    37,526           833,077*
Lero Gold Corp.                                              128,000           110,570*
                                                                           -----------
                                                                               943,647

HEALTHCARE EQUIPMENT & SERVICES 1.83%
--------------------------------------------------------------------------------------
Opto Circuits India Ltd.                                      89,391           795,790

HOMEBUILDING 1.60%
--------------------------------------------------------------------------------------
Ansal Properties & Infrastructure Ltd.                        72,715           320,881
Urbi, Desarrollos Urbanos, S.A. de C.V.                      116,800           374,718*
                                                                           -----------
                                                                               695,599

HOUSEHOLD APPLIANCES 0.35%
--------------------------------------------------------------------------------------
Shell Electric Manufacturing Co., Ltd.                       197,000           152,936

See notes to portfolios of investments and notes to financial statements.

GLOBAL EMERGING MARKETS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  April 30, 2008


COMMON STOCKS                                                 SHARES             VALUE

INDUSTRIAL CONGLOMERATES 0.96%
--------------------------------------------------------------------------------------
UEM World Bhd                                                404,800       $   417,742

INDUSTRIAL MACHINERY 2.13%
--------------------------------------------------------------------------------------
Lupatech S.A.                                                 24,600           924,979

INSURANCE 2.14%
--------------------------------------------------------------------------------------
Cathay Financial Holding Co., Ltd.                           160,655           451,137
China Life Insurance Co., Ltd., H shares                     110,000           477,791
                                                                           -----------
                                                                               928,928

INVESTMENT BANKING & BROKERAGE 0.85%
--------------------------------------------------------------------------------------
KIWOOM Securities Co., Ltd.                                    7,776           371,651

METAL & MINERAL MINING 1.38%
--------------------------------------------------------------------------------------
Eastern Platinum Ltd.                                        208,323           599,848*

OIL & GAS - INTEGRATED 14.98%
--------------------------------------------------------------------------------------
Gazprom OAO, Sponsored ADR                                    55,960         2,977,072
PetroChina Co., Ltd., ADR                                      4,400           665,016
PetroChina Co., Ltd., H shares                                74,000           110,148
Petroleo Brasileiro S.A., ADR                                 22,844         2,309,528
Sasol Ltd.                                                     7,972           453,410
                                                                           -----------
                                                                             6,515,174

OIL & GAS EXPLORATION & PRODUCTION 0.99%
--------------------------------------------------------------------------------------
KazMunaiGas Exploration Production, GDR                       14,642           430,475

PAPER PRODUCTS 1.10%
--------------------------------------------------------------------------------------
Shandong Chenming Paper Holdings Ltd., Class B, H shares     457,118           479,223

PRECIOUS METALS & MINERALS 0.74%
--------------------------------------------------------------------------------------
European Minerals Corp.                                      361,736           323,251*

REAL ESTATE MANAGEMENT & DEVELOPMENT 3.69%
--------------------------------------------------------------------------------------
Construtora Tenda S.A.                                        72,500           388,190*
Dolphin Capital Investors Ltd.                               153,634           403,211*
Inpar S.A.                                                    63,393           381,380*
RGI International Ltd.                                        54,527           431,309*
                                                                           -----------
                                                                             1,604,090

See notes to portfolios of investments and notes to financial statements.

GLOBAL EMERGING MARKETS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  April 30, 2008


COMMON STOCKS                                                 SHARES             VALUE

RETAIL 1.03%
--------------------------------------------------------------------------------------
Shinsegae Co., Ltd.                                              693       $   448,991

SEMICONDUCTORS 7.26%
--------------------------------------------------------------------------------------
Samsung Electronics Co., Ltd.                                  2,016         1,428,733
Samsung Electronics Co., Ltd., GDR, 144A                       1,208           430,048
Siliconware Precision Industries Co.                         363,472           629,115
Taiwan Semiconductor Manufacturing Co., Ltd.                  23,000            50,385
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored
  ADR                                                         54,942           617,548
                                                                           -----------
                                                                             3,155,829

STEEL 1.15%
--------------------------------------------------------------------------------------
Usinas Siderurgicas de Minas Gerais S.A.                       9,750           498,586

WATER UTILITIES 0.99%
--------------------------------------------------------------------------------------
China Water Affairs Group Ltd.                             1,296,000           430,717*

--------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                         37,583,103
--------------------------------------------------------------------------------------
  (cost $35,639,294)

CLOSED-END FUNDS 4.89%

Advance Developing Markets Trust plc                          54,573           500,207
Metage Special Emerging Markets Fund Ltd.                      8,713         1,625,236*@

--------------------------------------------------------------------------------------
TOTAL CLOSED-END FUNDS                                                       2,125,443
--------------------------------------------------------------------------------------
  (cost $1,547,568)

EQUITY-LINKED SECURITIES  5.70%

APPLICATION SOFTWARE 2.17%
--------------------------------------------------------------------------------------
Tanla Solutions Ltd. (January 2010)                           67,371           945,080@

CONSTRUCTION & ENGINEERING 0.19%
--------------------------------------------------------------------------------------
Era Infra Engineering Ltd. (January 2010)                      5,500            82,302@

HEALTHCARE EQUIPMENT & SERVICES 0.13%
--------------------------------------------------------------------------------------
Opto Circuits India Ltd., Warrants (May 2009)                  6,227            55,364*@

See notes to portfolios of investments and notes to financial statements.

GLOBAL EMERGING MARKETS FUND

  PORTFOLIO OF INVESTMENTS (UNAUDITED)                                  April 30, 2008

EQUITY-LINKED SECURITIES                                      SHARES             VALUE

HOMEBUILDING 0.43%
--------------------------------------------------------------------------------------
Ansal Properties and Infrastructure, Ltd., Warrants
  (February 2009)                                             17,100       $    75,462*@
Ansal Properties and Infrastructure, Ltd., Warrants
  (July 2010)                                                 17,587            77,612@
Ansal Properties and Infrastructure, Ltd., Warrants
  (October 2012)                                               7,676            33,882*@
                                                                           -----------
                                                                               186,956

IT CONSULTING & OTHER SERVICES 1.16%
--------------------------------------------------------------------------------------
Mastek Ltd., 144A (October 2009)                              63,723           505,833*@

SPECIALIZED FINANCE 1.62%
--------------------------------------------------------------------------------------
IFCI Ltd. (July 2008)                                        251,192           351,669*@
IFCI Ltd., 144A (January 2012)                               250,864           351,210*@
                                                                           -----------
                                                                               702,879

--------------------------------------------------------------------------------------
TOTAL EQUITY-LINKED SECURITIES                                               2,478,414
--------------------------------------------------------------------------------------
  (cost $2,038,354)

WARRANTS 0.02%

PRECIOUS METALS & MINERALS 0.02%
--------------------------------------------------------------------------------------
European Minerals Corp., Warrants (March 2011)                25,813             7,945*
  (cost $0)

UNITS 1.11%

DIVERSIFIED BANKS 1.11%
--------------------------------------------------------------------------------------
Unibanco, Units
  (cost $442,628)                                             32,500           484,313

--------------------------------------------------------------------------------------
TOTAL INVESTMENTS 98.16%                                                    42,679,218
--------------------------------------------------------------------------------------
  (cost $39,667,844)
Other assets and liabilities, net 1.84%                                        798,164
                                                                           -----------

NET ASSETS 100%                                                            $43,477,382
                                                                           -----------

See notes to portfolios of investments and notes to financial statements.

  NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)              April 30, 2008

LEGEND

*      Non-income producing security
ADR    American Depositary Receipt
GDR    Global Depositary Receipt
@ Security was fair valued at April 30, 2008, by U.S. Global Investors, Inc. (Adviser) in accordance with valuation procedures approved by the Board of Trustees. Fair valued securities, as a percentage of net assets at April 30, 2008 were 6.33% of Eastern European and 9.53% of Global Emerging Markets. See also Note 1B in the notes to financial statements for further discussion of fair valued securities.

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

Equity-linked securities are derivative securities that are linked to the performance of an underlying foreign security. This type of investment allows the fund to have market exposure to foreign securities without trading directly in the local market. This type of security may also be known as a participatory note or certificate.

JOINT TRI-PARTY REPURCHASE AGREEMENT

The terms of the joint tri-party repurchase agreement and the securities held as collateral at April 30, 2008, were:

Credit Suisse First Boston repurchase agreement, 04/30/08, 1.92%, due
  05/01/08:

  Total principal amount: $344,771,435; Total repurchase value:
    $344,789,823

    Collateral:
    $109,355,000 U.S. Treasury Note, 4.750%, 01/31/12
    $233,470,000 U.S. Treasury Note, 3.125%, 04/30/13
      (total collateral market value, including accrued interest, of
        $351,669,391)

Other mutual funds managed by U.S. Global Investors, Inc. participate in the joint tri-party repurchase agreement. Each owns an undivided interest in the account.

See notes to portfolios of investments and notes to financial statements.

  STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

                                                               HOLMES GROWTH
                                                                   FUND

Investments, at identified cost                                 $47,557,821
                                                                ===========
ASSETS
----------------------------------------------------------------------------
Investments, at value:
 Securities                                                     $53,207,820
 Repurchase agreements                                            5,675,561
Cash                                                                     --
Foreign currencies (Cost $0, $0, $109 and $666,112)                      --
Receivables:
 Investments sold                                                 2,536,157
 Dividends                                                           62,455
 Interest                                                               303
 Capital shares sold                                                 84,939
Other assets                                                         14,587
----------------------------------------------------------------------------
TOTAL ASSETS                                                     61,581,822
----------------------------------------------------------------------------

LIABILITIES
----------------------------------------------------------------------------
Payables:
 Investments purchased                                              672,845
 Capital shares redeemed                                            111,889
 Adviser and affiliates                                              63,172
 Accounts payable and accrued expenses                               73,823
 Due to custodian                                                        --
 Unrealized depreciation on foreign currency exchange
  contracts - Note 1G                                                    --
----------------------------------------------------------------------------
TOTAL LIABILITIES                                                   921,729
----------------------------------------------------------------------------

NET ASSETS                                                      $60,660,093
                                                                ===========

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------
Paid-in capital                                                 $73,194,637
Distributions in excess of net investment income                   (255,396)
Accumulated net realized gain (loss) on investments and
 foreign currencies                                             (23,604,786)
Net unrealized appreciation of investments and other assets
 and liabilities denominated in foreign currencies               11,325,638
                                                                -----------
Net assets applicable to capital shares outstanding             $60,660,093
                                                                ===========
 Capital shares outstanding; an unlimited number of no par
  shares authorized                                               2,726,964
                                                                ===========
NET ASSET VALUE, PUBLIC OFFERING PRICE,
 REDEMPTION PRICE, PER SHARE                                    $     22.24
                                                                ===========

See accompanying notes to financial statements.

                                                             April 30, 2008

                                                             GLOBAL MEGATRENDS       EASTERN           GLOBAL EMERGING
                                                                   FUND           EUROPEAN FUND          MARKETS FUND

Investments, at identified cost                                 $25,694,703       $1,149,658,471          $39,667,844
                                                                ===========       ==============          ===========
ASSETS
-----------------------------------------------------------------------------------------------------------------------
Investments, at value:
 Securities                                                     $25,097,878       $1,249,874,434          $42,679,218
 Repurchase agreements                                            4,753,262           53,268,576                   --
Cash                                                                      2                   --                   --
Foreign currencies (Cost $0, $0, $109 and $666,112)                      --                  109              665,282
Receivables:
 Investments sold                                                        --            9,485,304            1,502,895
 Dividends                                                           59,869            1,829,835               22,659
 Interest                                                               254                2,841                   --
 Capital shares sold                                                436,816            1,211,681               41,133
Other assets                                                          8,159              101,054                3,137
-----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                     30,356,240        1,315,773,834           44,914,324
-----------------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------
Payables:
 Investments purchased                                              182,198            9,261,362              476,810
 Capital shares redeemed                                              2,907              707,138               52,592
 Adviser and affiliates                                              30,899            1,627,971               50,404
 Accounts payable and accrued expenses                               27,962            1,505,168               85,346
 Due to custodian                                                        --                   --              771,710
 Unrealized depreciation on foreign currency exchange
  contracts - Note 1G                                                    --                   --                   80
-----------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                   243,966           13,101,639            1,436,942
-----------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                      $30,112,274       $1,302,672,195          $43,477,382
                                                                ===========       ==============          ===========

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                 $25,656,778       $1,017,373,479          $39,256,420
Distributions in excess of net investment income                    (44,542)          (7,437,180)          (1,968,634)
Accumulated net realized gain (loss) on investments and
 foreign currencies                                                 343,557          139,184,110            3,148,926
Net unrealized appreciation of investments and other assets
 and liabilities denominated in foreign currencies                4,156,481          153,551,786            3,040,670
                                                                -----------       --------------          -----------
Net assets applicable to capital shares outstanding             $30,112,274       $1,302,672,195          $43,477,382
                                                                ===========       ==============          ===========
 Capital shares outstanding; an unlimited number of no par
  shares authorized                                               2,586,241           87,751,098            2,910,686
                                                                ===========       ==============          ===========
NET ASSET VALUE, PUBLIC OFFERING PRICE,
 REDEMPTION PRICE, PER SHARE                                    $     11.64       $        14.85          $     14.94
                                                                ===========       ==============          ===========

  STATEMENTS OF OPERATIONS (UNAUDITED)

                                                               HOLMES GROWTH
                                                                   FUND
NET INVESTMENT INCOME

INCOME:
----------------------------------------------------------------------------
 Dividends                                                      $   227,362
 Foreign taxes withheld on dividends                                (18,539)
                                                                -----------
  Net dividends                                                     208,823
 Interest and other                                                 103,724
                                                                -----------
  TOTAL INCOME                                                      312,547

EXPENSES:
----------------------------------------------------------------------------
 Management fees                                                    301,583
 Transfer agent fees and expenses                                    65,953
 Accounting service fees and expenses                                24,602
 Professional fees                                                   28,378
 Distribution plan expenses                                          40,272
 Custodian fees                                                      26,242
 Shareholder reporting expenses                                      10,425
 Registration fees                                                    9,676
 Trustees' fees and expenses                                          9,987
 Miscellaneous expenses                                              11,396
                                                                -----------
  Total expenses before reductions                                  528,514
 Expenses offset - Note 1J                                             (867)
 Expenses reimbursed - Note 2                                            --
                                                                -----------
  NET EXPENSES                                                      527,647

----------------------------------------------------------------------------
NET INVESTMENT LOSS                                                (215,100)
----------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS
 Realized gain (loss) from:
  Securities                                                      1,722,662
  Foreign currency transactions                                      (2,113)
                                                                -----------
  NET REALIZED GAIN                                               1,720,549
                                                                -----------
 Net change in unrealized appreciation (depreciation) of:
  Investments                                                    (8,530,408)
  Other assets and liabilities denominated in foreign
   currencies                                                           (26)
                                                                -----------
  NET UNREALIZED DEPRECIATION                                    (8,530,434)
                                                                -----------

----------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                  (6,809,885)
----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            $(7,024,985)
                                                                ===========

See accompanying notes to financial statements.

                                                                               For the Six Months Ended April 30, 2008

                                                            GLOBAL MEGATRENDS        EASTERN           GLOBAL EMERGING
                                                                  FUND            EUROPEAN FUND          MARKETS FUND
NET INVESTMENT INCOME

INCOME:
-------------------------------------------------------------------------------------------------------------------------
 Dividends                                                      $ 146,284         $   6,555,050          $    247,147
 Foreign taxes withheld on dividends                               (6,307)             (949,203)              (34,313)
                                                                ---------         -------------          ------------
  Net dividends                                                   139,977             5,605,847               212,834
 Interest and other                                                54,516               863,518                20,735
                                                                ---------         -------------          ------------
  TOTAL INCOME                                                    194,493             6,469,365               233,569

EXPENSES:
-------------------------------------------------------------------------------------------------------------------------
 Management fees                                                  105,121             8,684,118               326,552
 Transfer agent fees and expenses                                  31,436             1,009,611                61,855
 Accounting service fees and expenses                              13,701               319,775                31,930
 Professional fees                                                 24,138                63,201                29,193
 Distribution plan expenses                                        26,542             1,714,727                60,334
 Custodian fees                                                     9,720             1,781,648                88,586
 Shareholder reporting expenses                                     3,501                99,646                 7,813
 Registration fees                                                  8,437                22,843                 9,785
 Trustees' fees and expenses                                        9,987                 9,909                10,421
 Miscellaneous expenses                                             6,670                62,206                 3,792
                                                                ---------         -------------          ------------
  Total expenses before reductions                                239,253            13,767,684               630,261
 Expenses offset - Note 1J                                           (218)              (48,017)                 (350)
 Expenses reimbursed - Note 2                                          --                    --               (26,571)
                                                                ---------         -------------          ------------
  NET EXPENSES                                                    239,035            13,719,667               603,340

-------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                               (44,542)           (7,250,302)             (369,771)
-------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS
 Realized gain (loss) from:
  Securities                                                      339,534           142,413,198             3,418,795
  Foreign currency transactions                                     4,409              (942,848)              (36,058)
                                                                ---------         -------------          ------------
  NET REALIZED GAIN                                               343,943           141,470,350             3,382,737
                                                                ---------         -------------          ------------
 Net change in unrealized appreciation (depreciation) of:
  Investments                                                    (363,080)         (292,399,904)          (13,402,123)
  Other assets and liabilities denominated in foreign
   currencies                                                       3,074              (243,299)               25,531
                                                                ---------         -------------          ------------
  NET UNREALIZED DEPRECIATION                                    (360,006)         (292,643,203)          (13,376,592)
                                                                ---------         -------------          ------------

-------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                   (16,063)         (151,172,853)           (9,993,855)
-------------------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            $ (60,605)        $(158,423,155)         $(10,363,626)
                                                                =========         =============          ============

  STATEMENTS OF CHANGES IN NET ASSETS

                                                              HOLMES GROWTH FUND
                                                    ---------------------------------------
                                                    SIX MONTHS ENDED          YEAR ENDED
                                                     APRIL 30, 2008)       OCTOBER 31, 2007
                                                      (UNAUDITED
INCREASE (DECREASE)
IN NET ASSETS

FROM OPERATIONS:
-------------------------------------------------------------------------------------------
    Net investment loss                               $  (215,100)           $  (389,550)
    Net realized gain                                   1,720,549              5,122,087
    Net unrealized appreciation (depreciation)         (8,530,434)            14,431,854
                                                      -----------            -----------
        NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS                      (7,024,985)            19,164,391

DISTRIBUTIONS TO SHAREHOLDERS:
-------------------------------------------------------------------------------------------
    From net investment income                                 --                     --
    From net capital gains                                     --                     --
                                                      -----------            -----------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS                    --                     --

FROM CAPITAL SHARE TRANSACTIONS:
-------------------------------------------------------------------------------------------
    Proceeds from shares sold                           3,061,828              5,258,754
    Distributions reinvested                                   --                     --
    Proceeds from short-term trading fees - Note 1K           294                    250
                                                      -----------            -----------
                                                        3,062,122              5,259,004
    Cost of shares redeemed                            (4,258,167)           (17,352,136)
                                                      -----------            -----------
        NET INCREASE (DECREASE) IN NET ASSETS FROM
        CAPITAL SHARE TRANSACTIONS                     (1,196,045)           (12,093,132)

-------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                  (8,221,030)             7,071,259
-------------------------------------------------------------------------------------------
NET ASSETS
Beginning of period                                    68,881,123             61,809,864

-------------------------------------------------------------------------------------------
END OF PERIOD                                         $60,660,093            $68,881,123
-------------------------------------------------------------------------------------------

Distributions in excess of net investment income,
 end of period                                        $  (255,396)           $   (40,296)
                                                      ===========            ===========

CAPITAL SHARE ACTIVITY
-------------------------------------------------------------------------------------------
    Shares sold                                           137,138                261,279
    Shares reinvested                                          --                     --
    Shares redeemed                                      (190,417)              (851,885)
                                                      -----------            -----------
        NET SHARE ACTIVITY                                (53,279)              (590,606)
                                                      ===========            ===========

See accompanying notes to financial statements.

                                                                                                             EASTERN
                                                           GLOBAL MEGATRENDS FUND                         EUROPEAN FUND
                                                    ------------------------------------      -------------------------------------
                                                    SIX MONTHS ENDED       YEAR ENDED         SIX MONTHS ENDED        YEAR ENDED
                                                     APRIL 30, 2008     OCTOBER 31, 2007       APRIL 30, 2008      OCTOBER 31, 2007
                                                      (UNAUDITED)                               (UNAUDITED)
INCREASE (DECREASE)
IN NET ASSETS

FROM OPERATIONS:
----------------------------------------------------------------------------------------------------------------------------------
    Net investment loss                               $   (44,542)        $  (151,391)        $   (7,250,302)      $   (8,564,082)
    Net realized gain                                     343,943           1,314,908            141,470,350          282,693,981
    Net unrealized appreciation (depreciation)           (360,006)          2,392,655           (292,643,203)         285,436,753
                                                      -----------         -----------         --------------       --------------
        NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS                         (60,605)          3,556,172           (158,423,155)         559,566,652

DISTRIBUTIONS TO SHAREHOLDERS:
----------------------------------------------------------------------------------------------------------------------------------
    From net investment income                                 --                  --                     --          (25,188,053)
    From net capital gains                             (1,317,151)         (1,261,684)          (273,627,367)        (170,169,454)
                                                      -----------         -----------         --------------       --------------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS            (1,317,151)         (1,261,684)          (273,627,367)        (195,357,507)

FROM CAPITAL SHARE TRANSACTIONS:
----------------------------------------------------------------------------------------------------------------------------------
    Proceeds from shares sold                          15,021,697           3,021,763            174,774,139          330,290,055
    Distributions reinvested                            1,265,576           1,206,946            266,926,394          190,987,756
    Proceeds from short-term trading fees - Note 1K         1,415                 566                840,829            1,180,568
                                                      -----------         -----------         --------------       --------------
                                                       16,288,688           4,229,275            442,541,362          522,458,379
    Cost of shares redeemed                            (2,521,982)         (5,877,311)          (290,525,216)        (651,110,037)
                                                      -----------         -----------         --------------       --------------
        NET INCREASE (DECREASE) IN NET ASSETS FROM
        CAPITAL SHARE TRANSACTIONS                     13,766,706          (1,648,036)           152,016,146         (128,651,658)

----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                  12,388,950             646,452           (280,034,376)         235,557,487
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of period                                    17,723,324          17,076,872          1,582,706,571        1,347,149,084

----------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                         $30,112,274         $17,723,324         $1,302,672,195       $1,582,706,571
----------------------------------------------------------------------------------------------------------------------------------

Distributions in excess of net investment income,
 end of period                                        $   (44,542)        $        --         $   (7,437,180)      $     (186,878)
                                                      ===========         ===========         ==============       ==============

CAPITAL SHARE ACTIVITY
----------------------------------------------------------------------------------------------------------------------------------
    Shares sold                                         1,308,395             259,412             10,722,792           20,278,182
    Shares reinvested                                     107,984             116,164             16,352,442           12,852,474
    Shares redeemed                                      (220,712)           (527,010)           (18,797,382)         (40,900,278)
                                                      -----------         -----------         --------------       --------------
        NET SHARE ACTIVITY                              1,195,667            (151,434)             8,277,852           (7,769,622)
                                                      ===========         ===========         ==============       ==============

  STATEMENTS OF CHANGES IN NET ASSETS

                                                                GLOBAL EMERGING
                                                                  MARKETS FUND
                                                   ------------------------------------------
                                                   SIX MONTHS ENDED            YEAR ENDED
                                                    APRIL 30, 2008          OCTOBER 31, 2007
                                                     (UNAUDITED)

INCREASE (DECREASE)
IN NET ASSETS

FROM OPERATIONS:
---------------------------------------------------------------------------------------------
    Net investment loss                              $  (369,771)             $  (364,142)
    Net realized gain                                  3,382,737                8,311,640
    Net unrealized appreciation (depreciation)       (13,376,592)              13,963,701
                                                     -----------              -----------
        NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS                    (10,363,626)              21,911,199

DISTRIBUTIONS TO SHAREHOLDERS:
---------------------------------------------------------------------------------------------
    From net investment income                        (1,235,838)                      --
    From net capital gains                            (8,418,305)              (2,463,937)
                                                     -----------              -----------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS           (9,654,143)              (2,463,937)

FROM CAPITAL SHARE TRANSACTIONS:
---------------------------------------------------------------------------------------------
    Proceeds from shares sold                          9,203,541               27,400,995
    Distributions reinvested                           9,156,240                2,307,884
    Proceeds from short-term trading fees - Note 1K       92,661                   62,030
                                                     -----------              -----------
                                                      18,452,442               29,770,909
    Cost of shares redeemed                          (14,578,215)             (18,626,085)
                                                     -----------              -----------
        NET INCREASE IN NET ASSETS FROM CAPITAL
        SHARE TRANSACTIONS                             3,874,227               11,144,824

---------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                (16,143,542)              30,592,086
---------------------------------------------------------------------------------------------
NET ASSETS
Beginning of period                                   59,620,924               29,028,838

---------------------------------------------------------------------------------------------
END OF PERIOD                                        $43,477,382              $59,620,924
---------------------------------------------------------------------------------------------

Distributions in excess of net investment income,
 end of period                                       $(1,968,634)             $  (314,610)
                                                     ===========              ===========

CAPITAL SHARE ACTIVITY
---------------------------------------------------------------------------------------------
    Shares sold                                          563,718                1,643,572
    Shares reinvested                                    570,838                  161,843
    Shares redeemed                                     (948,818)              (1,165,080)
                                                     -----------              -----------
        NET SHARE ACTIVITY                               185,738                  640,335
                                                     ===========              ===========

See accompanying notes to financial statements.

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                  April 30, 2008

NOTE 1: SIGNIFICANT ACCOUNTING POLICIES

 U.S. Global Accolade Funds (Trust), consisting of four separate funds (Funds), is organized as a Massachusetts business trust. Each Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Holmes Growth and Global MegaTrends Funds are diversified; the Eastern European and Global Emerging Markets Funds are non-diversified.

 The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles.

 A. SECURITY VALUATIONS
 The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security's primary exchange of its market at the time of daily valuation. Securities for which no sale was reported are valued at the mean between the last bid and ask quotation. Short-term investments with effective maturities of sixty days or less at the date of purchase may be valued at amortized cost, which approximates market value.

 B. FAIR VALUED SECURITIES
 Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. The following factors are generally considered in determining fair value: nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management's judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer's management, quality of the underlying property based on review of independent geological studies, the extent of a Fund's investment in the trading securities of the issuer; and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed.

 For securities traded on international exchanges, if events which may materially affect the value of a Fund's securities occur after the close of the primary exchange and before a Fund's net asset value is next determined, then those securities will be valued at their fair value as determined in good faith under the supervision of the Board of Trustees. The Funds may use a systematic fair value model provided by an independent third party to value international securities.

 C. SECURITY TRANSACTIONS AND INVESTMENT INCOME
 Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identified-cost basis. Dividend

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                  April 30, 2008


 income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized, respectively, on a yield-to-maturity basis as adjustments to interest income. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

 The Funds may purchase securities on a when-issued or delayed-delivery basis and segregate on their books collateral with a value at least equal to the amount of the commitment. Losses may arise due to the changes in the value of the underlying securities or if the counterparty does not perform under the contract.

 D. REPURCHASE AGREEMENTS
 The Funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold as collateral, underlying securities with a value exceeding the principal amount of the repurchase obligation. The Funds use joint tri-party repurchase agreement accounts with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

 E. OPTIONS
 Some Funds may write or purchase options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. Written options include a risk of loss in excess of the option premium. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by the amount of the premium. There was no activity in written call options during the six months ended April 30, 2008.

 F. FOREIGN CURRENCY TRANSACTIONS
 Some Funds may invest in securities of foreign issuers. The accounting records of these funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current prevailing exchange rate. Security transactions, income and expenses are converted at the prevailing rate of exchange on the respective dates of the transactions. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other foreign currency gains or losses are reported separately.

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                  April 30, 2008


 G. FORWARD FOREIGN CURRENCY CONTRACTS
 The Funds may enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to defend the portfolio against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

 Open forward foreign currency contracts at April 30, 2008, were:

                                   FOREIGN    IN EXCHANGE   SETTLEMENT             UNREALIZED      UNREALIZED
  FUND CONTRACT                    CURRENCY     FOR USD        DATE      VALUE    APPRECIATION   (DEPRECIATION)
  -------------------------------------------------------------------------------------------------------------
  Global Emerging Markets Fund
           SALES:
           South African Rand      360,469      $47,505      05/08/08   $47,585       $80             $--

 H. FEDERAL INCOME TAXES
 The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. Each Fund may be subject to foreign taxes on income and gains on investments, which are accrued based on the Fund's understanding of the tax rules and regulations in the foreign markets.

 I. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
 The Funds record dividends and distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, periodic reclassifications related to permanent book and tax basis differences are made within the funds' capital accounts to reflect income and gains available for distribution under income tax regulations. The Funds generally pay income dividends and distribute capital gains, if any, annually.

 J. EXPENSES
 Each Fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Expense offset arrangements have been made with the Funds' custodian so the custodian fees may be paid indirectly by credits earned on the Funds' cash balances. Such deposit arrangements are an alternative to overnight investments.

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                  April 30, 2008



 K. SHORT-TERM TRADING (REDEMPTION) FEES
 Shares held in the Holmes Growth and Global MegaTrends Funds 30 days or less are subject to a short-term trading fee equal to 0.25% of the proceeds of the redeemed shares. Shares held in the Eastern European and Global Emerging Markets Funds 180 days or less are subject to a short-term trading fee equal to 2.00% of the proceeds of the redeemed shares. These fees, which are retained by the Funds, are accounted for as an addition to paid-in capital.

 L. USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 M. NEW ACCOUNTING PRONOUNCEMENTS
 In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109 (FIN 48). FIN 48 sets forth a recognition threshold and measurement method for the financial statement recognition and measurement of a tax position taken or expected to be taken on a tax return. FIN 48 is effective on the last business day of the semi-annual reporting period for fiscal years beginning after December 15, 2006, and will be applied to all open tax years as of the effective date. As a result, FIN 48 was adopted effective April 30, 2008, for the Funds. Management evaluated the application of FIN 48 to the Funds and did not identify an impact on the financial statements. Open tax years are fiscal 2004 through 2007.

 In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

NOTE 2: RELATED PARTY TRANSACTIONS

 U.S. Global Investors, Inc. (Adviser), under an investment advisory agreement with the Trust in effect through May 31, 2009, furnishes management and investment advisory services and, subject to the supervision of the trustees, directs the investments of each Fund according to its investment objectives, policies and limitations. The Adviser also furnishes all necessary office facilities, business equipment and personnel for administering the affairs of the Trust. Frank E. Holmes, a trustee of the Funds, is the controlling owner of the Adviser.

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                  April 30, 2008


 For the services of the Adviser, each Fund pays a management fee at an annual rate of 1.00% for the Holmes Growth Fund and Global MegaTrends Fund, 1.25% for the Eastern European Fund, and 1.375% for the Global Emerging Markets Fund based on their average net assets. Fees are accrued daily and paid monthly.

 The Adviser had contractually limited total operating expenses of the Global Emerging Markets Fund to not exceed 2.00% of average net assets on an annualized basis through February 28, 2007. The contract was amended on February 28, 2007, to not exceed 2.50% of average net assets on an annualized basis through February 28, 2009, and until such later date as the Adviser determines.

 Effective May 12, 2008, the Adviser has contractually limited total fund operating expenses of the Global MegaTrends Fund to not exceed 1.85% of average net assets on an annualized basis through October 31, 2008, or such later date as the Adviser determines.

 For the Eastern European Fund and Global Emerging Markets Fund, the Adviser has contracted with and compensates subadviser Charlemagne Capital
 (IOM) Limited to serve in the execution of the Adviser's investment responsibilities.

 Prior to October 1, 2007, Leeb Capital Management, Inc. provided subadvisory services to the MegaTrends Fund. On October 1, 2007, the Adviser assumed management of the Fund, which was renamed Global
 MegaTrends Fund.

 United Shareholder Services, Inc. (USSI), a wholly-owned subsidiary of the Adviser, is the transfer agent for the Funds. Each Fund pays an annual fee based on the number of shareholder accounts, certain base fees and transaction- and activity-based fees for transfer agency services. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the Funds. The Adviser was reimbursed for in-house legal, compliance and internal administration services pertaining to the Funds during the six months ended April 30, 2008, in the amounts of $19,656, $21,433 and $8,461, respectively.

 Brown Brothers Harriman & Co. (BBH) serves as the custodian, fund accounting and administration service agent with a fee structure based primarily on average net assets of the Funds.

 Each Fund has adopted a distribution plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 that allows an annual fee of up to 0.25% of its average net assets to be used for, or to reimburse the Adviser for, expenditures in connection with sales and promotional services related to the distribution of each Fund's shares. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of shares and providing shareholder support services. Distribution expenses paid by the Adviser or other third parties in prior periods that exceeded 0.25% of net assets may be paid by the Fund with distribution expenses accrued in current or future periods, so long as the

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                  April 30, 2008


 0.25% limitation is never exceeded. The amount of unreimbursed expenditures which will be carried over to future periods is $0, $45,015, $0 and $85,329 for the Holmes Growth, Global MegaTrends, Eastern European and Global Emerging Markets Funds, respectively, as of April 30, 2008. The Funds are not legally obligated to pay any unreimbursed expenses if the distribution plan is terminated or not renewed.

 The three independent Trustees receive compensation for serving on the Board. The Chairman of the Audit Committee receives additional compensation. Trustees are also reimbursed for out-of-pocket expenses incurred while attending meetings. Frank E. Holmes receives no compensation from the Funds for serving on the Board.

NOTE 3: INVESTMENTS

 Cost of purchases and proceeds from sales of long-term securities for the six months ended April 30, 2008, are summarized as follows:

         FUND                                  PURCHASES        SALES
  ----------------------------------------------------------------------
  Holmes Growth                              $ 30,754,279   $ 35,740,468
  Global MegaTrends                            14,988,619      6,208,619
  Eastern European                            461,492,198    525,615,931
  Global Emerging Markets                      19,381,054     22,554,210

 The Global MegaTrends, Eastern European and Global Emerging Markets Funds may be exposed to risks not typically associated with investment in the United States due to their concentration of investments in emerging markets. These risks include possible revaluation of currencies, less public information about companies, disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. issuers.

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                  April 30, 2008


NOTE 4: TAX INFORMATION

 The following table presents the income tax basis of securities owned at April 30, 2008, and the tax basis components of net unrealized appreciation:

                                                  GROSS          GROSS       NET UNREALIZED
                                 AGGREGATE      UNREALIZED     UNREALIZED    APPRECIATION/
         FUND                     TAX COST     APPRECIATION   DEPRECIATION   (DEPRECIATION)
  -----------------------------------------------------------------------------------------
  Holmes Growth                $   47,557,821  $12,609,155    $(1,283,595)    $ 11,325,560
  Global MegaTrends                25,694,703    4,745,299       (588,862)       4,156,437
  Eastern European              1,149,658,471  222,676,483    (69,191,944)     153,484,539
  Global Emerging Markets          39,667,844    6,918,653     (3,907,279)       3,011,374

 As of October 31, 2007, the components of distributable earnings on a tax basis were as follows:

                                       UNDISTRIBUTED    UNDISTRIBUTED    NET UNREALIZED
                                          ORDINARY        LONG-TERM      APPRECIATION/
         FUND                              INCOME       CAPITAL GAINS    (DEPRECIATION)
  -------------------------------------------------------------------------------------
  Holmes Growth                         $        --      $         --     $ 19,823,369
  Global MegaTrends                              --         1,316,765        4,516,487
  Eastern European                       55,222,977       218,398,602      443,727,898
  Global Emerging Markets                 5,730,234         3,921,266       14,587,230

 The differences between book-basis and tax-basis unrealized appreciation (depreciation) for Holmes Growth, Eastern European and Global Emerging Markets Funds are attributable primarily to the tax deferral of losses on wash sales, unreversed return of capital from Canadian trusts and the investment in passive foreign investment companies (PFIC).

 The tax character of distributions paid during the six months ended April 30, 2008, were as follows:

                                          ORDINARY        LONG-TERM
         FUND                              INCOME       CAPITAL GAINS        TOTAL
  -------------------------------------------------------------------------------------
  Holmes Growth                         $        --      $         --     $         --
  Global MegaTrends                              --         1,317,151        1,317,151
  Eastern European                       55,221,730       218,405,637      273,627,367
  Global Emerging Markets                 5,732,993         3,921,150        9,654,143

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                  April 30, 2008


 The tax character of distributions paid during the fiscal year ended October 31, 2007, were as follows:

                                          ORDINARY        LONG-TERM
         FUND                              INCOME       CAPITAL GAINS        TOTAL
  -------------------------------------------------------------------------------------
  Holmes Growth                         $         --     $        --      $         --
  Global MegaTrends                           85,614       1,176,070         1,261,684
  Eastern European                       124,453,568      70,903,939       195,357,507
  Global Emerging Markets                  1,164,374       1,299,563         2,463,937

 Net realized capital loss carryforwards, for federal income tax purposes, may be used to offset current or future capital gains until expiration. The Funds' tax-basis capital gains and losses are determined only at the end of each fiscal year. At October 31, 2007, Global MegaTrends, Eastern European and Global Emerging Markets Funds had no capital loss carryforwards. Holmes Growth Fund had capital loss carryforwards of $24,292,865 and $1,040,063 expiring fiscal year 2009 and fiscal year 2010, respectively, for a total of $25,332,928.

NOTE 5: CREDIT ARRANGEMENTS

 Each Fund within the Trust, along with other funds under common management, has a revolving credit facility with BBH. Borrowings of each fund are collateralized by any or all of the securities held by BBH as the Funds' custodian up to the amount of the borrowing. Interest on borrowings is charged at the current overnight Federal Funds Rate plus 2%. Each Fund of the Trust has a maximum borrowing limit of 10% of qualified assets. The aggregate of borrowings by all funds under the agreement cannot exceed $30,000,000 at any one time. There were no borrowings under the revolving credit facility during the six months ended April 30, 2008. The Trust paid BBH $11,438 in commitment fees during the six months ended April 30, 2008, under this arrangement.

NOTE 6: SHARES OF BENEFICIAL INTEREST

 At April 30, 2008, individual shareholders holding more than 5% of outstanding shares comprised 12.4% of the Global MegaTrends Fund.

NOTE 7: EASTERN EUROPEAN FUND STOCK SPLIT

 Effective as of May 27, 2008, the Eastern European Fund instituted a 3-for-1 stock split. All capital share activity and per share data for Eastern European Fund for the previous periods presented in these financial statements has been adjusted to reflect the stock split.

  FINANCIAL HIGHLIGHTS


HOLMES GROWTH FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE:

                                 SIX MONTHS
                                    ENDED
                                  APRIL 30,                YEAR ENDED OCTOBER 31,
                                    2008       -----------------------------------------------
                                 (UNAUDITED)    2007      2006      2005     2004**     2003
NET ASSET VALUE, BEGINNING OF
 PERIOD                             $24.78      $18.34    $16.56    $14.38    $13.55    $11.59
----------------------------------------------------------------------------------------------

Investment Activities
  Net investment loss                 (.08)       (.14)     (.14)     (.18)     (.19)     (.14)
  Net realized and unrealized
   gain (loss)                       (2.46)       6.58      1.92      2.36      1.01      2.10
                                   -------     -------   -------   -------   -------   -------
  Total from investment
   activities                        (2.54)       6.44      1.78      2.18       .82      1.96
                                   -------     -------   -------   -------   -------   -------
Distributions                           --          --        --        --        --        --
Short-Term Trading Fees*                --(a)       --(a)     --(a)     --(a)    .01        --(a)

----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD      $22.24      $24.78    $18.34    $16.56    $14.38    $13.55
----------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account
 fees) (b)                          (10.25)%     35.11%    10.75%    15.16%     6.13%    16.91%
Ratios to Average Net
 Assets (c):
  Net investment loss                 (.70)%      (.62)%    (.69)%    (.98)%   (1.15)%   (1.12)%
  Expenses (d)                        1.72%       1.72%     1.74%     1.83%     1.82%     1.78%
Portfolio Turnover Rate                 56%         98%      290%      268%      192%      545%

NET ASSETS, END OF PERIOD (IN
 THOUSANDS)                        $60,660     $68,881   $61,810   $65,065   $67,074   $82,417

  *  Based on average monthly shares outstanding
 ** Effective June 1, 2004, U.S. Global Investors, Inc. assumed management of Holmes Growth Fund from the former subadviser.
(a)  The per share amount does not round to a full penny.
(b) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)  Ratios are annualized for periods of less than one year.
(d) The expense ratios shown above exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio, or decrease the net investment income ratio, as applicable, had such reductions not occurred. The effect of expenses offset are as follows:

                                   SIX MONTHS
                                      ENDED
                                    APRIL 30,                 YEAR ENDED OCTOBER 31,
                                      2008       ------------------------------------------------
                                   (UNAUDITED)    2007       2006      2005      2004      2003
     Ratios to Average Net
       Assets (c):
     Expenses offset                      --(e)       --(e)  (0.01)%     --(e)    --(e)     --(e)

(e)  Effect on the expense ratios was not greater than 0.005%.

See accompanying notes to financial statements.

  FINANCIAL HIGHLIGHTS


GLOBAL MEGATRENDS FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE:

                                 SIX MONTHS
                                    ENDED
                                  APRIL 30,                YEAR ENDED OCTOBER 31,
                                    2008       -----------------------------------------------
                                 (UNAUDITED)   2007**     2006      2005      2004      2003
NET ASSET VALUE, BEGINNING OF
 PERIOD                             $12.75      $11.07    $10.30     $9.20     $8.25     $6.62
----------------------------------------------------------------------------------------------

Investment Activities
  Net investment loss                 (.02)       (.11)     (.10)     (.14)     (.17)     (.18)
  Net realized and unrealized
   gain (loss)                        (.24)       2.63      1.18      1.24      1.24      1.85
                                   -------     -------   -------   -------   -------   -------
  Total from investment
   activities                         (.26)       2.52      1.08      1.10      1.07      1.67
                                   -------     -------   -------   -------   -------   -------
Distributions
  From net investment income            --          --        --        --      (.12)     (.04)
  From net realized gains             (.85)       (.84)     (.31)       --        --        --
                                   -------     -------   -------   -------   -------   -------
  Total distributions                 (.85)       (.84)     (.31)       --      (.12)     (.04)
                                   -------     -------   -------   -------   -------   -------
Short-Term Trading Fees* (a)            --          --        --        --        --        --

----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD      $11.64      $12.75    $11.07    $10.30     $9.20     $8.25
----------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account
 fees) (b)                           (2.12)%     24.49%    10.53%    11.96%    13.01%    25.38%
Ratios to Average Net
 Assets (c):
  Net investment loss                 (.42)%      (.93)%    (.89)%   (1.37)%   (1.77)%   (2.12)%
  Expenses (d)                        2.25%       2.49%     2.55%     2.83%     2.83%     3.07%
Portfolio Turnover Rate                 34%         65%       75%       54%       64%       96%

NET ASSETS, END OF PERIOD (IN
 THOUSANDS)                        $30,112     $17,723   $17,077   $14,276   $13,239   $12,377

  *  Based on average monthly shares outstanding
 ** Effective October 1, 2007, U.S. Global Investors, Inc. assumed management of Global MegaTrends Fund from the former subadviser.
(a)  The per share amount does not round to a full penny.
(b) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)  Ratios are annualized for periods of less than one year.
(d) The expense ratios shown above exclude the effect of reductions to total expenses for any expenses offset. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio, or decrease the net investment income ratio, as applicable, had such reductions not occurred. The effect of expenses offset are as follows:

                                   SIX MONTHS
                                      ENDED
                                    APRIL 30,                YEAR ENDED OCTOBER 31,
                                      2008       -----------------------------------------------
                                   (UNAUDITED)    2007      2006      2005      2004      2003
     Ratios to Average Net
       Assets (c):
     Expenses offset (e)                  --          --        --        --        --        --

(e)  Effect on the expense ratios was not greater than 0.005%.

See accompanying notes to financial statements.
66

  FINANCIAL HIGHLIGHTS


EASTERN EUROPEAN FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE:

                                 SIX MONTHS
                                    ENDED
                                  APRIL 30,                    YEAR ENDED OCTOBER 31,
                                    2008*      -------------------------------------------------------
                                 (UNAUDITED)     2007*        2006*       2005*      2004*      2003*
NET ASSET VALUE, BEGINNING OF
 PERIOD                              $19.91        $15.44       $12.88      $9.47      $6.48    $14.24
------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income (loss)         (.08)         (.10)         .13       (.03)**    (.01)      .02
  Net realized and unrealized
   gain (loss)                        (1.53)         6.83         3.60       3.81**     3.31      2.19
                                 ----------    ----------   ----------   --------   --------   -------
  Total from investment
   activities                         (1.61)         6.73         3.73       3.78       3.30      2.21
                                 ----------    ----------   ----------   --------   --------   -------
Distributions
  From net investment income             --          (.29)          --       (.09)      (.02)       --
  From net realized gains             (3.46)        (1.98)       (1.22)      (.31)      (.35)       --
                                 ----------    ----------   ----------   --------   --------   -------
  Total distributions                 (3.46)        (2.27)       (1.22)      (.40)      (.37)       --
                                 ----------    ----------   ----------   --------   --------   -------
Short-Term Trading Fees**               .01           .01          .05        .03        .06       .03

------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD       $14.85        $19.91       $15.44     $12.88      $9.47     $6.48
------------------------------------------------------------------------------------------------------

TOTAL RETURN (excluding account
 fees) (a)                            (9.66)%       48.74%       31.03%     41.43%     54.12%    52.71%
  Ratios to Average Net
   Assets (b):
  Net investment income (loss)        (1.03)%        (.61)%        .71%      (.31)%     (.23)%     .81%
  Expenses (c)                         1.95%         1.98%        1.95%      2.00%      2.08%     2.90%
Portfolio Turnover Rate                  35%           54%          68%        95%        89%      109%

NET ASSETS, END OF PERIOD (IN
 THOUSANDS)                      $1,302,672    $1,582,707   $1,347,149   $903,855   $279,545   $50,948

  * The per share amounts shown for the current and prior periods have been adjusted to reflect the 3-for-1 stock split which was effective on May 27, 2008.
 **  Based on average monthly shares outstanding
(a) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)  Ratios are annualized for periods of less than one year.
(c) The expense ratios shown above exclude the effect of reductions to total expenses for any expenses offset and for fees rebated from the subadviser. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. Through June 2006, the subadviser of the above fund provided advisory services to two closed-end investment companies that the above fund had invested in. The subadviser rebated amounts to the above fund representing the portion of management fees paid by the two investment companies to the subadviser based on the above fund's investment. Fees rebated by the subadviser also reduce total expenses. These amounts would increase the net investment loss ratio, or decrease the net investment income ratio, as applicable, had such reductions not occurred. The effect of expenses offset and expenses rebated by the subadviser are as follows:

                                   SIX MONTHS
                                      ENDED
                                    APRIL 30,                  YEAR ENDED OCTOBER 31,
                                      2008       --------------------------------------------------
                                   (UNAUDITED)     2007       2006       2005       2004      2003
     Ratios to Average Net
       Assets (b):
     Expenses offset                 (0.01)%      (0.01)%    (0.01)%    (0.01)%       --(d)      --(d)
     Expenses rebated by
       subadviser                      n/a          n/a      (0.01)%    (0.02)%    (0.05)%      n/a

(d)  Effect on the expense ratios was not greater than 0.005%.

See accompanying notes to financial statements.
                                                                            67

  FINANCIAL HIGHLIGHTS


GLOBAL EMERGING MARKETS FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE:

                                  SIX MONTHS
                                     ENDED
                                   APRIL 30,    YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                     2008       OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                  (UNAUDITED)      2007          2006         2005 (a)
NET ASSET VALUE, BEGINNING OF
 PERIOD                              $21.88        $13.93        $10.65        $10.00
----------------------------------------------------------------------------------------

Investment Activities
  Net investment income (loss)         (.10)         (.13)          .02           .06
  Net realized and unrealized
   gain (loss)                        (3.30)         9.18          3.50           .56
                                    -------       -------       -------       -------
  Total from investment
   activities                         (3.40)         9.05          3.52           .62
                                    -------       -------       -------       -------
Distributions
  From net investment income           (.46)           --          (.05)           --
  From net realized gains             (3.11)        (1.13)         (.26)           --
                                    -------       -------       -------       -------
  Total distributions                 (3.57)        (1.13)         (.31)           --
                                    -------       -------       -------       -------
Short-Term Trading Fees*                .03           .03           .07           .03

----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD       $14.94        $21.88        $13.93        $10.65
----------------------------------------------------------------------------------------

TOTAL RETURN (excluding account
 fees) (b)                           (16.52)%       69.52%        34.16%         6.50%
Ratios to Average Net
 Assets (c):
  Net investment income (loss)        (1.53)%        (.92)%         .13%         1.08%
  Total expenses                       2.61%         2.75%         3.07%         4.16%
  Expenses reimbursed (d)              (.11)%        (.39)%       (1.05)%       (2.16)%
  Net expenses (e)                     2.50%         2.36%         2.02%         2.00%
Portfolio Turnover Rate                  41%          125%          136%           93%

NET ASSETS, END OF PERIOD (IN
 THOUSANDS)                         $43,477       $59,621       $29,029       $16,157

  *  Based on average monthly shares outstanding
(a)  From February 24, 2005, commencement of operations.
(b) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c)  Ratios are annualized for periods of less than one year.
(d) Expenses reimbursed from the Adviser reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.
(e) The expense ratios shown above exclude the effect of reductions to total expenses for any expenses offset and for fees rebated from the subadviser. Expense offset arrangements reduce total expenses, as discussed in the notes to the financial statements. Through June 2006, the subadviser of the above fund provided advisory services to a closed-end investment company that the above fund had invested in. The subadviser rebated amounts to the above fund representing the portion of management fees paid by the investment company to the subadviser based on the above fund's investment. Fees rebated by the subadviser also reduce total expenses. These amounts would increase the net investment loss ratio, or decrease the net investment income ratio, as applicable, had such reductions not occurred. The effect of expenses offset and expenses rebated by the subadviser are as follows:

                                    SIX MONTHS
                                       ENDED
                                     APRIL 30,    YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                       2008       OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                    (UNAUDITED)      2007          2006         2005 (a)
     Ratios to Average Net
       Assets (c):
     Expenses offset                     --(f)      n/a             n/a           n/a
     Expenses rebated by
       subadviser                       n/a         n/a           (0.02)%          --(f)

(f)  Effect on the expense ratios was not greater than 0.005%.

See accompanying notes to financial statements.

  ADDITIONAL INFORMATION (UNAUDITED)


PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-US-FUNDS (1-800-873-8637). It also appears in the Funds' statement of additional information (Form
485B), which can be found on the SEC's website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-US-FUNDS
(1-800-873-8637) or accessing the Funds' Form N-PX on the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Funds provide complete lists of holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Funds' semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the lists with the SEC on Form N-Q. Shareholders can look up the Funds' Forms N-Q on the SEC's website at www.sec.gov. You may also visit or call the SEC's Public Room in Washington, D.C. (1-202-942-8090) or send a request plus a duplicating fee to the SEC, Public Reference Section, Washington, DC 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

  NOTES


----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

  NOTES



----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

  NOTES



----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

  NOTES



----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

  NOTES



----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

----------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

Required only in annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Required only in annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required only in annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Required only in annual report on Form N-CSR.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred in the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)   Required only in annual report on Form N-CSR.

(a)(2) Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. GLOBAL ACCOLADE FUNDS



By:      /s/ Frank E. Holmes
         -----------------------------------
         Frank E. Holmes
         President, Chief Executive Officer

Date:    July 1, 2008



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:      /s/ Frank E. Holmes
         -----------------------------------
         Frank E. Holmes
         President, Chief Executive Officer

Date:    July 1, 2008



By:      /s/ Catherine A. Rademacher
         -----------------------------------
         Catherine A. Rademacher
         Treasurer

Date:    July 1, 2008